As filed with the Securities and Exchange Commission on January 26, 2024

Registration No. 333-148723

Registration No. 811-22172

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. (435)	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. (436)	☒

WORLD FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

8730 Stony Point Parkway, Suite 205, Richmond, VA 23235

(Address of Principal Executive Offices)

(804) 267-7400

(Registrant’s Telephone Number)

 The Corporation Trust Co.

Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copy to:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b);
☐	On pursuant to paragraph (b);
☐	60 days after filing pursuant to paragraph (a)(1);
☐	on ____________ pursuant to paragraph (a)(1);
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on _____________ (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: shares of beneficial interest.

Clifford Capital Partners Fund

Investor Class (CLFFX)

Institutional Class (CLIFX)

Super Institutional Class (CLIQX)

Clifford Capital Focused Small Cap Value Fund

Investor Class (FSVRX)

Institutional Class (FSVVX)

Super Institutional Class (FSVQX)

Clifford Capital International Value Fund

Investor Class (CIIRX)

Institutional Class (CCIVX)

Super Institutional Class (CIVQX)

PROSPECTUS

January 31, 2024

This prospectus describes the Clifford Capital Partners Fund, Clifford Capital Focused Small Cap Value Fund and Clifford Capital International Value Fund (the “Funds”), each a series of shares offered by World Funds Trust (the “Trust”). A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio. The Clifford Capital Partners Fund, Clifford Capital Focused Small Cap Value Fund and Clifford Capital International Value Fund are each authorized to offer three classes of shares through this prospectus.

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved of these securities, nor has the Commission determined that this prospectus is complete or accurate. Any representation to the contrary is a criminal offense.

Clifford Capital Partners Fund Summary

Clifford Capital Partners Fund

Investment Objective

The investment objective of the Clifford Capital Partners Fund (the “Partners Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Partners Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	Super Institutional Class

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 60 days or less)	2.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%	0.75%	0.75%
Distribution and Service 12b-1 Fees	0.25%	None	None
Shareholder Servicing Plan	0.25%	0.10%	None
Other Expenses	0.34%	0.33%	0.33%

Total Annual Fund Operating Expenses	1.59%	1.18%	1.08%
Less Fee Waivers and/or Expense Reimbursements(1)	(0.44%)	(0.28%)	(0.26%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(1)	1.15%	0.90%	0.82%

(1)	Clifford Capital Partners, LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to reduce its fees and/or reimburse certain Partners Fund expenses until January 31, 2025 to keep Total Annual Fund Operating Expenses (excluding interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 0.90%, 0.90% and 0.82%, respectively, of the daily net assets of the Fund’s Investor Class, Institutional Class and Super Institutional Class. Each waiver of fees and/or reimbursement of an expense by the Adviser is subject to repayment by the Partners Fund within three years following the date such waiver and/or reimbursement was made, provided that the Partners Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust and the Adviser may terminate this expense limitation agreement prior to January 31, 2025 only by mutual written consent.

Expense Example

The following example is intended to help you compare the cost of investing in the Partners Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Partners Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is reflected in the example shown below for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$117	$459	$824	$1,852
Institutional Class	$92	$347	$622	$1,407
Super Institutional Class	$84	$318	$570	$1,294

Portfolio Turnover

The Partners Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Partners Fund’s performance. For the most recent fiscal year ended September 30, 2023, the Partners Fund’s portfolio turnover rate was 27.59% of the average value of its portfolio.

Principal Investment Strategies of the Fund

To achieve its investment objective, the Partners Fund invests primarily in equity securities of U.S. companies of any size that the Fund’s investment adviser, Clifford Capital Partners, LLC (the “Adviser”), believes are trading at a discount to what they are worth at the time of purchase and have the potential for capital appreciation with acceptable downside risks.

The Adviser uses a disciplined “bottom-up” selection process to identify equity securities of companies that appear to be selling at a discount to the Adviser’s assessment of their potential value. To evaluate a company’s potential value, the Adviser uses analysis techniques such as normalized price multiples (including price to earnings, price to book value, and price to cash flow); estimated private market value; liquidation analysis; discounted cash flow analysis; and dividend discount models.

The Adviser strives to buy stocks at a discount to intrinsic value, taking advantage of price dislocations caused by short-term investor orientation, herd influences and other irrational investor behavior. The Adviser also buys stocks at a discount resulting from the increasing market clout of passive investors and investors who rely on non-company-specific analysis, such as investors who trade funds and ETFs of entire sectors or industries rather than individual stocks. These investment opportunities arise when, in the opinion of the Adviser, the expectations implied in a company’s stock price are too low relative to the firm’s long-term earnings power or to its current assets. The Fund also may invest in sponsored or unsponsored American Depository Receipts (“ADRs”).

The overall portfolio construction is guided by a dynamic mix of two types of stocks:

●	Core Value stocks – investments in companies the Adviser believes are high-quality companies that earn high returns on capital. These stocks will represent 50-75% of the Partners Fund’s holdings.

●	Deep Value stocks – opportunistic investments in companies the Adviser believes are deeply-undervalued. These stocks, plus the Fund’s cash holdings, will represent the remaining 25-50% of the Partners Fund.

The Partners Fund will normally hold between 25 and 35 securities. The Adviser believes that maintaining a relatively small number of portfolio holdings allows each security to have a meaningful impact on the portfolio’s results. The number of securities held by the Partners Fund may occasionally differ from this range at times such as when the portfolio manager is accumulating new positions, phasing out and exiting positions, or responding to exceptional market conditions.

The Principal Risks of Investing in the Partners Fund

Risks of Investing in Equity Securities. Overall equity market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small-Cap and Mid-Cap Securities. Investing in the securities of small-cap and mid-cap companies generally involves substantially greater risk than investing in larger, more established companies.

Risks of Large-Cap Securities. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize companies with smaller capitalizations.

Focused Investment Risk. The Fund is a focused fund and generally holds stocks of between only 25 and 35 companies. Focused funds may invest a larger portion of their assets in the securities of a single issuer compared to other funds. Focusing investments in a small number of companies may subject the Fund to greater share price volatility and therefore a greater risk of loss because a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return. Economic, political or regulatory developments may have a greater impact on the value of the Fund’s portfolio than would be the case if the portfolio held more positions, and events affecting a small number of companies may have a significant and potentially adverse impact on the performance of the Fund. In addition, investors may buy or sell substantial amounts of Fund shares in response to factors affecting or expected to affect a small number of companies, resulting in extreme inflows and outflows of cash into or out of the Fund. To the extent such inflows or outflows of cash cause the Fund’s cash position or cash requirements to exceed normal levels, management of the Fund’s portfolio may be negatively affected.

Sector Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s net asset value per share. During the fiscal year ended September 30, 2023, the Fund invested a substantial amount of its assets in securities of companies of the financial sector and industrial sector. Sectors in which the Fund invests may change. To the extent that the Fund invests in securities in the financial sector or industrial sector, it will be subject to the following risks:

Financial Companies Risk. Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants in their fields of business.

Industrial Companies Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, global events, exchange rates and economic conditions will likewise affect the performance of these companies.

Management Style Risk. Because the Fund invests primarily in value stocks (stocks that the Adviser believes are undervalued), the Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g., growth stocks), or that have a broader investment style.

Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including the risk that there is often less publicly available information about foreign issuers, and the possibility of negative governmental actions and of political and social unrest.

Performance History

On February 8, 2016, the Partners Fund was reorganized from a series of Cottonwood Mutual Funds, a Delaware statutory trust (the “Predecessor Fund”), to a series of the Trust, a Delaware statutory trust (the “Reorganization”).

The bar chart and table on the following page provide some indication of the risks of investing in the Partners Fund by showing changes in the Partners Fund’s and the Predecessor Fund’s performance from year to year and by showing how the Partners Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Partners Fund’s and the Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Partners Fund will perform in the future. Updated performance information is available at https://cliffordcap.com/fundreports/ or by calling toll-free 800-673-0550.

The bar chart below shows the annual returns for the Partners Fund’s Investor Class shares for each full calendar year of the Partners Fund and the Predecessor Fund. The performance of the Partners Fund’s Institutional Class shares and Super Institutional Class shares will differ from the Investor Class shares returns shown in the bar chart because the expenses of the Classes differ.

During the period shown, the highest quarterly return was 24.71% (quarter ended 6/30/2020) and the lowest quarterly return was -31.78% (quarter ended 3/31/2020).

Average Annual Returns for Periods Ended December 31, 2023

The table below shows how the average annual total returns of the Partners Fund’s and the Predecessor Fund’s classes compared to those of the Partners Fund’s benchmark. The table also presents the impact of taxes on the Partners Fund’s Investor Class shares. After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Partners Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The after-tax returns for the Institutional Class shares will differ from those of the Investor Class shares as the expenses of the Classes differ.

Return Before Taxes	One Year	Five Years	Since Inception*

Investor Class Shares	4.68%	10.28%	9.29% (1/30/2014)
Institutional Class Shares	5.08%	10.55%	9.53% (1/30/2014)
Super Institutional Class Shares	5.20%	N/A	9.10% (10/17/2019)
Return After Taxes – Investor Class	One Year	Five Years	Since Inception* (1/30/2014)

Return After Taxes on Distributions	2.81%	9.07%	8.16%
Return After Taxes on Distributions and Sale of Fund Shares	2.90%	7.65%	7.10%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	11.66%	10.84%	8.66%

*	The Predecessor Fund commenced operations on January 30, 2014. The Partners Fund has the same investment objective, strategies and policies as the Predecessor Fund.

Management

Investment Adviser.

Clifford Capital Partners, LLC.

Portfolio Manager.

Ryan P. Batchelor, CFA, CPA, has managed the Fund since January 2014.

Clifford Capital Focused Small Cap Value Fund Summary

Clifford Capital Focused Small Cap Value Fund

Investment Objective

The investment objective of the Clifford Capital Focused Small Cap Value Fund (the “Focused SCV Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Focused SCV Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	Super Institutional Class

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 60 days or less)	2.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%	0.90%	0.90%
Distribution and Service 12b-1 Fees	0.25%	None	None
Shareholder Servicing Plan	0.25%	0.17%	None
Other Expenses	1.78%	1.77%	1.71%

Total Annual Fund Operating Expenses	3.18%	2.84%	2.61%
Less Fee Waivers and/or Expense Reimbursements(1)	(1.88%)	(1.79%)	(1.64%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(1)	1.30%	1.05%	0.97%

(1)	Clifford Capital Partners, LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to reduce its fees and/or reimburse certain Focused SCV Fund expenses until January 31, 2025 to keep Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 1.05%, 1.05% and 0.97%, respectively, of the daily net assets of the Fund’s Investor Class, Institutional Class and Super Institutional Class. Each waiver of fees and/or reimbursement of an expense by the Adviser is subject to repayment by the Focused SCV Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust and the Adviser may terminate this expense limitation agreement prior to January 31, 2025 only by mutual written consent.

Expense Example

The following example is intended to help you compare the cost of investing in the Focused SCV Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Focused SCV Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Focused SCV Fund’s operating expenses remain the same each year. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is reflected in the example shown below for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	10 Years
Investor Class	$132	$804	$1,500	$3,355
Institutional Class	$107	$710	$1,340	$3,037
Super Institutional Class	$99	$655	$1,238	$2,822

Portfolio Turnover

The Focused SCV Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Focused SCV Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Focused SCV Fund’s performance. For the most recent fiscal year ended September 30, 2023, the Focused SCV Fund’s portfolio turnover rate was 34.00% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal market conditions, the Focused SCV Fund invests at least 80% of its net assets in the equity securities of U.S. companies with small market capitalizations (“small cap companies”) that the Fund’s investment adviser, Clifford Capital Partners, LLC (the “Adviser”), believes are trading at a discount to what they are worth at the time of purchase and have the potential for capital appreciation with acceptable downside risks. The Adviser considers a company to be a small cap company if its market capitalization is no larger than that of the largest company in the Russell 2000~~®~~ Index at the time a new position is established, based on the index data as of the end of the previous calendar quarter. The market capitalization of the largest company in the index is subject to change. As of December 31, 2023, the market capitalization of the largest company in the Russell 2000® Index was $6.0 billion. This investment policy may be changed by the Focused SCV Fund upon 60 days’ prior notice to shareholders.

The Adviser uses a disciplined “bottom-up” selection process to identify equity securities of companies that appear to be selling at a discount to the Adviser’s assessment of their potential value. To evaluate a company’s potential value, the Adviser uses analysis techniques such as normalized price multiples (including price to earnings, price to book value, and price to cash flow); estimated private market value; liquidation analysis; discounted cash flow analysis; and dividend discount models.

The Adviser strives to buy stocks at a discount to intrinsic value, taking advantage of price dislocations caused by short-term investor orientation, herd influences, and other irrational investor behavior. The Adviser also buys stocks at a discount resulting from the increasing market clout of passive investors and investors who rely on non-company-specific analysis, such as investors who trade funds and ETFs of entire sectors or industries rather than individual stocks. These investment opportunities arise when, in the opinion of the Adviser, the expectations implied in a company’s stock price are too low relative to the firm’s long-term earnings power or to its current assets. The Fund also may invest in sponsored or unsponsored American Depository Receipts (“ADRs”).

The overall portfolio construction methodology is guided by a dynamic mix of two types of stocks:

●	Core Value stocks – investments in companies the Adviser believes are high-quality companies that earn high returns on capital. These stocks will represent 50-75% of the Focused SCV Fund’s holdings.

●	Deep Value stocks – opportunistic investments in companies the Adviser believes are deeply-undervalued. These stocks, plus the Fund’s cash holdings, will represent the remaining 25-50% of the Focused SCV Fund.

The Focused SCV Fund will normally hold between 25 and 35 securities. The Adviser believes that maintaining a relatively small number of portfolio holdings allows each security to have a meaningful impact on the portfolio’s results. The number of securities held by the Focused SCV Fund may occasionally differ from this range at times such as when the portfolio manager is accumulating new positions, phasing out and exiting positions, or responding to exceptional market conditions.

The Principal Risks of Investing in the Focused SCV Fund

Risks of Investing in Equity Securities. Overall equity market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small-Cap and Mid-Cap Securities. Investing in the securities of small-cap and mid-cap companies generally involves substantially greater risk than investing in larger, more established companies. Although investing in securities of smaller companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are generally more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Focused Investment Risk. The Fund is a focused fund and generally holds stocks of between only 25 and 35 companies. Focused funds may invest a larger portion of their assets in the securities of a single issuer compared to other funds. Focusing investments in a small number of companies may subject the Fund to greater share price volatility and therefore a greater risk of loss because a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return. Economic, political or regulatory developments may have a greater impact on the value of the Fund’s portfolio than would be the case if the portfolio held more positions, and events affecting a small number of companies may have a significant and potentially adverse impact on the performance of the Fund. In addition, investors may buy or sell substantial amounts of Fund shares in response to factors affecting or expected to affect a small number of companies, resulting in extreme inflows and outflows of cash into or out of the Fund. To the extent such inflows or outflows of cash cause the Fund’s cash position or cash requirements to exceed normal levels, management of the Fund’s portfolio may be negatively affected.

Sector Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s net asset value per share. During the fiscal year ended September 30, 2023, the Fund invested a substantial amount of its assets in securities of companies of the financial sector and industrial sector. Sectors in which the Fund invests may change. To the extent that the Fund invests in securities in the financial sector or industrial sector, it will be subject to the following risks:

Financial Companies Risk. Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants in their fields of business.

Industrial Companies Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, global events, exchange rates and economic conditions will likewise affect the performance of these companies.

Management Style Risk. Because the Fund invests primarily in value stocks (stocks that the Adviser believes are undervalued), the Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g., growth stocks), or that have a broader investment style.

Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including the risk that there is often less publicly available information about foreign issuers, and the possibility of negative governmental actions and of political and social unrest.

Performance History

The bar chart and table on the following page provide some indication of the risks of investing in the Focused SCV Fund by showing changes in the Focused SCV Fund’s performance from year to year and by showing how the Focused SCV Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Focused SCV Fund’s past performance (before and after taxes) is not necessarily an indication of how the Focused SCV Fund will perform in the future. Updated performance information is available at https://cliffordcap.com/fundreports/ or by calling toll-free 800-673-0550.

The bar chart below shows the annual returns for the Focused SCV Fund’s Institutional Class shares for each full calendar year of the Focused SCV Fund. The performance of the Focused SCV Fund’s Investor Class shares and Super Institutional Class shares will differ from the Investor Class shares returns shown in the bar chart because the expenses of the Classes differ.

During the period shown, the highest quarterly return was 29.99% (quarter ended 12/31/2020) and the lowest quarterly return was -36.62% (quarter ended 3/31/2020).

Average Annual Returns for Periods Ended December 31, 2023

The table below shows how the average annual total returns of the Focused SCV Fund’s classes compared to those of the Focused SCV Fund’s benchmark. The table also presents the impact of taxes on the Focused SCV Fund’s Institutional Class shares. After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Focused SCV Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The after-tax returns for the Investor Class and Super Institutional Class shares will differ from those of the Institutional Class shares as the expenses of the Classes differ.

Return Before Taxes	One Year	Since Inception

Investor Class Shares	17.50%	10.44% (1/31/2020)
Institutional Class Shares	17.86%	9.78% (10/01/2019)
Super Institutional Class Shares	17.98%	10.81% (1/31/2020)
Return After Taxes – Institutional Class	One Year	Since Inception (10/01/19)

Return After Taxes on Distributions	16.66%	7.94%
Return After Taxes on Distributions and Sale of Fund Shares	10.58%	7.04%
Russell 2000® Total Return Value Index (reflects no deduction for fees, expenses or taxes)	14.65%	8.74%

Management

Investment Adviser.

Clifford Capital Partners, LLC.

Portfolio Manager.

Ryan P. Batchelor, CFA, CPA, has managed the Fund since its inception in October 2019.

Clifford Capital International Value Fund Summary

Clifford Capital International Value Fund

Investment Objective

The investment objective of the Clifford Capital International Value Fund (the “International Value Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy, hold and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	Super Institutional Class

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 60 days or less)	2.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%	0.85%	0.85%
Distribution and Service 12b-1 Fees	0.25%	None	None
Shareholder Servicing Plan	None	None	None
Other Expenses	26.39%	12.35%	25.84%
Total Annual Fund Operating Expenses	27.49%	13.20%	26.69%
Less Fee Waivers and/or Expense Reimbursements(1)	(26.19%)	(12.15%)	(25.72%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(1)	1.30%	1.05%	0.97%

(1)	Clifford Capital Partners, LLC (the “Adviser”) has contractually agreed to reduce fees and/or reimburse certain Fund expenses until January 31, 2025 to keep Total Annual Fund Operating Expenses (exclusive of interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 1.05% of the daily net assets of the Fund’s Investor Class and Institutional Class and 0.97% of the daily net assets of the Fund’s Super Institutional Class. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust and the Adviser may terminate this expense limitation agreement prior to January 31, 2025, only by mutual written consent.

Expense Example

The following example is intended to help you compare the cost of investing in the International Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is reflected in the example shown below for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$132	$4,624	$7,322	$10,247
Institutional Class	$107	$2,631	$4,758	$8,724
Super Institutional Class	$99	$4,513	$7,220	$10,248

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year ended September 30, 2023, the International Value Fund’s portfolio turnover rate was 10.56% of the average value of its portfolio.

Principal Investment Strategies of the Fund

To achieve its investment objective, the Fund invests primarily in equity securities of non-U.S. companies with a market capitalization of USD $10 billion or greater at time of original purchase that the Fund’s investment adviser, Clifford Capital Partners, LLC (the “Adviser”), believes are trading at a discount to what they are worth at the time of purchase and have the potential for capital appreciation with acceptable downside risks.

The Adviser considers an issuer to be non-U.S. based if: (1) the issuer is organized under the laws of a jurisdiction other than those of the U.S.; (2) the securities of the issuer have a primary listing on a stock exchange outside the U.S. regardless of the country in which the issuer is organized; or (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the U.S. The Fund may invest up to 20% of the portfolio in securities of issuers located in emerging market countries.

The Adviser uses a disciplined “bottom-up” selection process to identify equity securities of companies that appear to be selling at a discount to the Adviser’s assessment of their intrinsic value. To estimate a company’s intrinsic value, the Adviser may employ a variety of analysis techniques that it deems appropriate for each individual company. Examples of such techniques include estimating a company’s future financial results such as revenues, earnings, cash flows, or earnings before interest, taxes, depreciation and amortization (“EBITDA”) and then applying the Adviser’s estimate of a relevant price multiple that it will assign to these values based on the Adviser’s assessment of a “normalized” ratio (a ratio based on the company’s and/or its industry’s historical norms). Examples of these types of ratios are price to sales, price to earnings, price to cash flow, or enterprise value to earnings before interest, taxes, depreciation and amortization or “EV/EBITDA”. Other techniques that may be used to estimate intrinsic value include: the Adviser’s estimate of a company’s private market value; a fair value liquidation analysis; discounted cash flow analysis; or dividend discount models.

The Adviser strives to buy stocks at a discount to intrinsic value, taking advantage of price dislocations caused by short-term investor orientation, herd influences and other irrational investor behavior. The Adviser also buys stocks at a discount resulting from the increasing market clout of passive investors and investors who rely on non-company-specific analysis, such as investors who trade funds and exchange-traded funds (“ETFs”) of entire sectors or industries rather than individual stocks. These investment opportunities arise when, in the opinion of the Adviser, the expectations implied in a company’s stock price are too low relative to the firm’s long-term earnings power or to its current assets.

The overall portfolio construction is guided by a dynamic mix of two types of stocks:

●	Core Value stocks – investments in companies the Adviser believes are high-quality companies that earn high returns on capital. These stocks will represent 50-90% of the Fund’s holdings.

●	Deep Value stocks – opportunistic investments in companies the Adviser believes are deeply-undervalued. These stocks, plus the Fund’s cash holdings, will represent the remaining 10-50% of the Fund.

The Fund will normally hold between 25 and 45 securities. The Adviser believes that maintaining a relatively small number of portfolio holdings allows each security to have a meaningful impact on the portfolio’s results. The number of securities held by the Fund may occasionally differ from this range at times such as when the portfolio manager is accumulating new positions, phasing out and exiting positions, or responding to exceptional market conditions.

The Principal Risks of Investing in the Fund

Active Management Risk. The Fund is actively-managed and is thus subject to management risk. The Adviser will apply its investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

Risks of Investing in Equity Securities. Overall equity market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Market and Geopolitical Risk. Market risk includes the possibility that the Fund’s investments will decline in value because of a downturn in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

Risks of Mid-Cap Securities. Investing in the securities of mid-cap companies generally involves substantially greater risk than investing in larger, more established companies.

Risks of Large-Cap Securities. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize companies with smaller capitalizations.

Focused Investment Risk. The Fund is a focused fund and generally holds stocks of between only 25 and 45 companies. Focused funds may invest a larger portion of their assets in the securities of a single issuer compared to other funds. Focusing investments in a small number of companies may subject the Fund to greater share price volatility and therefore a greater risk of loss because a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return. Economic, political or regulatory developments may have a greater impact on the value of the Fund’s portfolio than would be the case if the portfolio held more positions, and events affecting a small number of companies may have a significant and potentially adverse impact on the performance of the Fund. In addition, investors may buy or sell substantial amounts of Fund shares in response to factors affecting or expected to affect a small number of companies, resulting in extreme inflows and outflows of cash into or out of the Fund. To the extent such inflows or outflows of cash cause the Fund’s cash position or cash requirements to exceed normal levels, management of the Fund’s portfolio may be negatively affected.

Sector Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s net asset value (“NAV”) per share. During the fiscal year ended September 30, 2023, the Fund invested a substantial amount of its assets in securities of companies of the financial sector and healthcare sector. Sectors in which the Fund invests may change. To the extent that the Fund invests in securities in the financial sector or healthcare sector, it will be subject to the following risks:

Financial Companies Risk. Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants in their fields of business.

Healthcare Companies Risk. The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, demand for medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Management Style Risk. Because the Fund invests primarily in value stocks (stocks that the Adviser believes are undervalued), the Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g., growth stocks), or that have a broader investment style.

Economic and Political Risks. These effects may be short-term by causing a change in the global markets that is corrected in a year or less, or they may have long-term impacts which may cause changes in the markets that may last for many years. In any given country, some factors may affect changes in one sector of the economy or one stock, but don’t have an impact on the overall market. The particular sector of the economy or the individual stock may be affected for a short or long-term.

Emerging Markets Risk. Emerging market securities may present issuer, market, currency, liquidity, volatility, valuation, legal, political, and other risks different from, and potentially greater than, the risks of investing in securities of issuers in more developed markets. Emerging markets may have less established legal and accounting systems than those in more developed markets. Governments in emerging markets may be less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. The economies of emerging markets may be dependent on relatively few industries and thus affected more severely by local or global changes. Emerging market securities may also be more volatile, more difficult to value, and have lower overall liquidity than securities economically tied to U.S. or developed non-U.S. issuer.

Non-U.S. Investment Risk. Securities of non-U.S. issuers (including American depository receipts (“ADRs”) and other securities that represent interests in a non-U.S. issuer’s securities) may be less liquid, more volatile, and harder to value than U.S. securities. Non-U.S. issuers may be subject to political, economic, or market instability, or unfavorable government action in their local jurisdictions or economic sanctions or other restrictions imposed by U.S. or foreign regulators. There may be less information publicly available about non-U.S. issuers and their securities and those issuers may be subject to lower levels of government regulation and oversight. These risks may be higher when investing in emerging market issuers. Certain of these elevated risks may also apply to securities of U.S. issuers with significant non-U.S. operations.

Foreign Currency Risk. Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S.

Inflation Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Cybersecurity Risk.  The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.  Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality.

Performance History

The bar chart and table on the following page provide some indication of the risks of investing in the International Value Fund by showing changes in the International Value Fund’s performance from year to year and by showing how the International Value Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The International Value Fund’s past performance (before and after taxes) is not necessarily an indication of how the International Value Fund will perform in the future. Updated performance information is available at https://cliffordcap.com/fundreports/ or by calling toll-free 800-673-0550.

The bar chart below shows the annual returns for the International Value Fund’s Institutional Class shares for each full calendar year of the International Value Fund. The performance of the International Value Fund’s Investor Class shares and Super Institutional Class shares will differ from the Investor Class shares returns shown in the bar chart because the expenses of the Classes differ.

During the period shown, the highest quarterly return was 10.49% (quarter ended 3/31/2023) and the lowest quarterly return was -4.91% (quarter ended 9/30/2023).

Average Annual Returns for Periods Ended December 31, 2023

The table below shows how the average annual total returns of the International Value Fund’s classes compared to those of the International Value Fund’s benchmark. The table also presents the impact of taxes on the International Value Fund’s Institutional Class shares. After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their International Value Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The after-tax returns for the Investor Class and Super Institutional Class shares will differ from those of the Institutional Class shares as the expenses of the Classes differ.

Return Before Taxes	One Year	Since Inception (5/06/2022)

Investor Class Shares	11.90%	3.21%
Institutional Class Shares	12.16%	3.45%
Super Institutional Class Shares	12.22%	3.49%
Return After Taxes – Institutional Class	One Year	Since Inception (5/06/2022)

Return After Taxes on Distributions	12.11%	2.93%
Return After Taxes on Distributions and Sale of Fund Shares	7.22%	2.40%
MSCI EAFE Net Total Return Index (reflects no deduction for fees, expenses or taxes)*	18.24%	10.72%
MSCI EAFE Value Net Return Index (reflects no deduction for fees, expenses or taxes)	18.85%	10.52%

*	Effective January 31, 2024, the Fund’s comparative broad-based benchmark index changed to the MSCI EAFE Net Total Return Index, which the Adviser believes is a more appropriate performance comparison for the Fund reflecting the broader international market in which the Fund invests.

Management

Investment Adviser.

Clifford Capital Partners, LLC.

Portfolio Managers.

Allan C. Nichols, CFA, Principal and Portfolio Manager of the Adviser, has been a co-portfolio manager of the Fund since its inception.

Ryan P. Batchelor, CFA, CPA, Principal and Chief Investment Officer of the Adviser, has been a co-portfolio manager of the Fund since its inception.

General Summary Information

Purchase and Sale of Fund Shares

The minimum initial and subsequent investment amounts for various types of accounts offered by the Partners Fund, the Focused SCV Fund and the International Value Fund (collectively the “Funds” or “Clifford Capital Funds”) are shown below. The Funds may waive minimums for purchases or exchanges through employer-sponsored retirement plans.

	Investor Class
	Initial	Additional
Regular Account	$2,500	$100
Automatic Investment Plan	$2,500	$100
IRA Account	$2,500	$100
	Institutional Class
	Initial	Additional
Regular Account	$100,000	$1,000
Automatic Investment Plan	$100,000	$100
IRA Account	$100,000	$100
	Super Institutional Class
	Initial	Additional
Regular Account	$1,000,000	$10,000
Automatic Investment Plan	$1,000,000	$1,000
IRA Account	$1,000,000	$1,000

Investors may purchase or redeem Fund shares on any business day through a financial intermediary, by mail (Clifford Capital Funds, c/o Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235), by wire, or by telephone by calling toll free 800-673-0550. Purchases and redemptions by telephone are only permitted if you previously established this option on your account.

Tax Information

Each Fund’s distributions may be subject to U.S. federal income tax and may be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred account, such as a 401(k) plan, IRA or 529 college savings plan. In such a tax-deferred account, your tax liability is generally not incurred until you withdraw assets from such an account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Investment Objective, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings

Investment Objective

Each Fund’s investment objective is long-term capital appreciation. The investment objective is not fundamental and may be changed without shareholder approval, although the Funds will provide 60 days’ advance notice of any such change.

The Investment Selection Process Used by the Funds

Partners Fund

To achieve its investment objective, the Partners Fund invests primarily in the equity securities of U.S. companies of any size that the Adviser believes are trading at a discount to what they are worth at the time of purchase and have the potential for capital appreciation with acceptable downside risks. The Adviser believes investing in securities trading at a discount may enhance the investment’s potential upside when the Adviser’s investment thesis is proven correct and may dampen the potential loss when the investment thesis is disproven.

Focused SCV Fund

Under normal market conditions, the Focused SCV Fund invests at least 80% of its net assets in small cap companies that the Adviser believes are trading at a discount to what they are worth at the time of purchase and have the potential for capital appreciation with acceptable downside risks. The Adviser considers a company to be a small cap company if its market capitalization is no larger than that of the largest company in the Russell 2000® Index at the time a new position is established, based on the index data as of the end of the previous calendar quarter. The market capitalization of the largest company in the index is subject to change. As of December 31, 2023, the market capitalization of the largest company in the Russell 2000® Index was $6.0 billion. This investment policy may be changed by the Focused SCV Fund upon 60 days’ prior notice to shareholders.

International Value Fund

To achieve its investment objective, the Fund invests primarily in the equity securities of non-U.S. companies with a market capitalization of USD $10 billion or greater at the time of initial purchase that the Adviser believes are trading at a discount to what they are worth at the time of purchase and have the potential for capital appreciation with acceptable downside risks. The Adviser believes investing in securities trading at a discount may enhance the investment’s potential upside when the Adviser’s investment thesis is proven correct and may dampen the potential loss when the investment thesis is disproven.

Investment Philosophy Guiding the Funds

The Adviser seeks to buy stocks at a discount to intrinsic value, taking advantage of opportunities—usually because of short-term investor orientation, herd influences, and other irrational investor behavior—which are uncovered by its bottom-up research. The Adviser also buys stocks at a discount resulting from the increasing market clout of passive investors and investors who rely on non-company-specific analysis, such as investors who trade funds and ETFs of entire sectors or industries rather than individual stocks. The Adviser seeks opportunities where it believes the expectations implied in a company’s stock price are too low relative to the firm's long-term earnings power or to its current assets.

The Adviser considers an issuer to be non-U.S. based if: (1) the issuer is organized under the laws of a jurisdiction other than those of the U.S.; (2) the securities of the issuer have a primary listing on a stock exchange outside the U.S. regardless of the country in which the issuer is organized; or (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the U.S. The International Value Fund may invest up to 20% of its assets in securities of issuers located in emerging market countries.

The Adviser believes most of its investment opportunities arise because of short-term oriented trader and investor behavior, which differs from the Adviser’s research conclusions and its long-term investment philosophy. Common behaviors leading to these opportunities include but are not limited to: overreactions to short-term results; economic worries leading to low expectations or panic selling; fear of increased competition; focus on one underperforming business line overshadowing other solid segments; frustration with slower growth rates as a business or its industry matures; worries that meaningful changes being undertaken by a company will be ineffective or take too long; fear that cyclical issues affecting a firm or its industry have become permanent.

In identifying securities to be held by the Funds, the Adviser will utilize an overall portfolio construction methodology guided by a dynamic mix of Core Value stocks and Deep Value stocks.

Core Value. 50-75% of the Partners Fund and Focused SCV Fund and 50-90% of the International Value Fund are invested in Core Value firms. Core Value firms are defined as high-quality companies, evidenced by high returns on capital that the adviser believes have competitive advantages. The Adviser has identified a universe of a Core Value firms (the “Core List”) based on its proprietary quantitative and qualitative “10 Indicators of a Core Business” review process, summarized below. The 10 Indicators of a Core Business review is used as a screening process to populate the Core List with businesses that the Adviser would like to potentially invest in when the Adviser’s analysis suggests a Core Value company’s stock is undervalued. Prior to adding a security to the Core List, a company must pass the review. The Adviser selects its Core Value investments from this Core List universe and strives to invest in these companies only when their stock price is trading at a discount to the Adviser’s estimate of intrinsic value. The Adviser believes Core Value firms are ideal long-term holdings because of the expectation for long-term growth in cash flows, combined with the potential for downside protection because of their high-quality business models, as well as the Adviser’s insistence on only buying these companies at a discount to estimated fair value. The Adviser believes Core Value firms are also ideal for long-term holdings because of expectations for growth in intrinsic value, driven in the Adviser’s opinion by these firms’ competitive advantages that are expected to be sustained for at least 5 years.

Summary of the “10 Indicators of a Core Business” criteria used to assess whether a company meets the Adviser’s standard of a Core Value business.

1.	Consistently high returns on equity

2.	Consistently high returns on assets

3.	Upward-trending net income

4.	Debt load that the Adviser believes is prudent for the individual business (i.e., Net Debt/EBITDA ratios below 3X for most non-financial companies)

5.	Necessary and valuable products or services

6.	Good employee relations (subjective determination based on Adviser’s research of management/employee relations)

7.	Pricing power (Adviser’s determination of a company’s ability to increase the prices of its goods/services to offset inflationary pressures without significantly damaging demand)

8.	Low capital intensity (i.e., low capital expenditures relative to revenues)

9.	History of strong capital allocation

10.	History of upward-trending book value and share price

The Adviser regularly reviews the Core List, searching for stocks that may potentially be trading at a discount to the Adviser’s estimates of fair value. The Adviser intends to hold its Core Value positions for the long-term.

Deep Value. Deep Value stocks plus cash make up the remaining 25-50% of the Partners and Focused SCV Funds’ portfolios and 10-50% of the International Value Fund’s portfolio. Deep Value stocks are opportunistic, non-Core Value investments uncovered by our fundamental research. These are often companies that have fallen out of favor to what the Adviser believes are very compelling valuation levels. Common situations that lead to Deep Value companies falling out of favor include but are not limited to: overreaction to short-term financial results; investor fears that cyclical issues have become secular; prolonged turnarounds; investor and Wall Street analyst apathy; one struggling segment overshadowing other strong business lines within the same company; misunderstood balance sheet or misunderstood accounting principles affecting a business’ valuation; a firm or its industry maturing leading to slower growth rates; or overreaction to political events, such as Brexit, and foreign exchange movements. The Adviser intends to hold a Deep Value position until it reaches its estimated fair value. These opportunistic investments tend to have higher return potential than Core Value positions but are subject to more uncertainty. In screening for Deep Value positions the Adviser uses a variety of methods to identify potential investment opportunities, including:

1.	Quantitative stock screens

2.	Researching firms with weak recent or longer-term stock-price performance

3.	Searching for companies and industries that are out of favor with investment analysts

4.	Researching new firms to expand the Adviser’s knowledge base

5.	The Adviser’s personal network of investment professionals

6.	Publications from like-minded contrarian investors (e.g. quarterly investor commentaries, public speeches, SEC filings, and industry publications)

The Adviser uses a disciplined “bottom-up” selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to the Adviser’s assessment of their potential value. As part of this process, the Adviser may employ a variety of analysis techniques that it deems appropriate for each individual company. Examples of such techniques include estimating a company’s future financial results such as revenues, earnings, cash flows, or EBITDA and then applying the Adviser’s estimate of a relevant price multiple that it will assign to these values based on the Adviser’s assessment of a “normalized” ratio (a ratio based on the company’s and/or its industry’s historical norms). Examples of these types of ratios are price to sales, price to earnings, price to cash flow, or EV/EBITDA. Other techniques that may be used to estimate intrinsic value include: the Adviser’s estimate of a company’s private market value; a fair value liquidation analysis; discounted cash flow analysis; or dividend discount models.

For each stock investment, the Adviser identifies, through its customized and focused individual stock research, several investment success factors (“Key Thesis PointsTM”). These Key Thesis PointsTM (typically 3 or 4 per stock) reflect differentiated viewpoints from market consensus opinion. The Key Thesis PointsTM process assists the Adviser in: 1) identifying the most important long-term catalysts for each stock’s success; 2) allowing for efficient ongoing portfolio monitoring – focusing on a manageable list of what the Adviser believes matters the most; 3) maintaining investment conviction when short-term noise overwhelms sentiment and stock prices; and 4) allowing for quick identification of mistakes when facts arise that refute a Key Thesis PointTM.

The Partners Fund and Focused SCV Fund will normally hold between 25 and 35 securities, and the International Value Fund will normally hold between 25 and 45 securities. The Adviser believes that maintaining a relatively small number of portfolio holdings allows each security to have a meaningful impact on the portfolio’s results. The number of securities held by the Funds may occasionally differ from this range at times such as when the portfolio manager is accumulating new positions, phasing out and existing positions, or responding to exceptional market conditions.

The Adviser typically performs an additional review for any stock that declines 20% from its original purchase, or a stock that has declined by 20% over any 30-day period. The Adviser may reduce or sell a Fund’s investments in a particular security if, in the opinion of the Adviser, a security’s fundamentals change substantially, its price appreciation leads to overvaluation in relation to the Adviser’s estimates of future earnings and cash flow growth, there are better opportunities with another security, or for other reasons.

TEMPORARY DEFENSIVE POSITIONS. When the Adviser believes market, economic or political conditions are unfavorable for investors, the Funds may hold, as a temporary, defensive strategy, all or a portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, short-term debt obligations, and repurchase agreements. Under these circumstances, the Funds may not participate in stock market advances or declines to the same extent it would have had it remained more fully invested in common stocks. To the extent a Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective. If a Fund invests in shares of a money market fund, shareholders of the Fund generally will be subject to duplicative management and other fees and expenses.

The Principal Risks of Investing in the Funds

Risks of Investing in Equity Securities. The Funds invest in equity securities, such as common stocks, which subjects a Fund and its shareholders to the risks associated with these types of securities. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which a Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect the performance of each company that a Fund invests in, including the strength of the company’s management or the demand for its products or services. You should be aware that a company’s share price may decline as a result of poor decisions made by management or lower demand for the company’s products or services. In addition, a company’s share price may also decline if its earnings or revenues fall short of expectations.

There are overall stock market risks that may also affect the value of a Fund. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of a Fund’s investments may increase or decrease more than the stock markets in general.

Risks of Small Cap and Mid Cap Securities. Investing in the securities of small cap and mid cap companies generally involves substantially greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of these companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because these companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that these companies often have limited product lines, markets, or financial resources and may lack management depth. Additionally, these companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies. These companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Adviser’s access to information about the companies and the stability of the markets for the companies’ securities. These companies may be more vulnerable than larger companies to adverse business or economic developments; the risk exists that the companies will not succeed; and the prices of the companies’ shares could dramatically decline in value. Therefore, an investment in a Fund may involve a substantially greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

Risks of Large Cap Securities (Partners Fund and International Value Fund). Companies with large market capitalizations go in and out of favor based on various market and economic conditions. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Partners Fund’s value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

Focused Investment Risk. The Partners Fund and Focused SCV Fund are focused funds and generally hold stocks of between only 25 and 35 companies. The International Value Fund is a focused fund and generally hold stocks of between only 25 and 45 companies. Focused funds may invest a larger portion of their assets in the securities of a single issuer compared to other funds. Focusing investments in a small number of companies may subject a Fund to greater share price volatility and therefore a greater risk of loss because a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return. Economic, political or regulatory developments may have a greater impact on the value of a Fund’s portfolio than would be the case if the portfolio held more positions, and events affecting a small number of companies may have a significant and potentially adverse impact on the performance of the Fund. In addition, investors may buy or sell substantial amounts of Fund shares in response to factors affecting or expected to affect a small number of companies, resulting in extreme inflows and outflows of cash into or out of a Fund. To the extent such inflows or outflows of cash cause a Fund’s cash position or cash requirements to exceed normal levels, management of the Fund’s portfolio may be negatively affected.

Sector Risk. Each Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Funds. This may increase the risk of loss associated with an investment in the Funds and increase the volatility of the Funds' net asset value per share. Sectors in which the Funds invest may change.

Financial Companies Risk. Performance of companies in the financial sector may be materially impacted by many factors, including but not limited to, government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. These companies are also subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain, and potentially, their size. Government regulation may change frequently and may have significant adverse consequences for financial companies, including effects that are not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or of the financial sector as a whole, cannot be predicted. The financial sector is also a target for cyber attacks and may experience technology malfunctions and disruptions, which have occurred more frequently in recent years.

Industrial Sector Risk. The value of securities issued by companies in the industrial sector may be adversely affected by supply and demand changes related to their specific products or services and industrial sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Global events, trade disputes and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrial sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services.

Healthcare Companies Risk. The profitability of companies in the healthcare sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments. A number of issuers in the healthcare sector have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far-reaching. Many healthcare companies are heavily dependent on patent protection. The expiration of a company’s patents may adversely affect that company’s profitability. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence.

Management Style Risk. Different types of securities tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Funds invest primarily in value stocks (stocks that the Adviser believes are undervalued), the Funds’ performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g., growth stocks), or that have a broader investment style. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value. If the Adviser's assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Active Management Risk. The Adviser’s skill in choosing appropriate investments will play a large part in determining whether a Fund is able to achieve its investment objective. If the Adviser’s assessment of the prospects for individual securities is incorrect, it could result in significant losses to a Fund and the Fund may not achieve its investment objective.

Cybersecurity Risks. The computer systems, networks and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Funds and their service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds business operations, potentially resulting in financial losses; interference with the Funds ability to calculate its NAV; impediments to trading; the inability of the Funds, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Economic and Political Risks. These risks may be short-term by causing a change in the market that is corrected in a year or less, or they may have long-term impacts which may cause changes in the market that last for many years. Some factors may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Market and Geopolitical Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The securities purchased by the Funds may involve large price swings and potential for loss. Investors in the Funds should have a long- term perspective and be able to tolerate potentially sharp declines in value. The market’s daily movements, sometimes called volatility, may be greater or less depending on the types of securities the Funds own and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The value and growth-oriented equity securities purchased by the Funds may experience large price swings and potential for loss.

Inflation Risk. At any time, a Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Non-U.S. Investment Risk. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; sovereign solvency considerations; less liquid and more volatile exchanges and/or markets; or political changes or diplomatic developments. Exposure to foreign markets may increase the risk of negative external political events on investment performance. ADRs are issued by an American bank or trust company and represent ownership of underlying securities of a foreign company. Unsponsored ADRs are issued without the participation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current as for sponsored ADRs. Holders of unsponsored ADRs generally bear all of the costs of the ADR facilities. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR.

Foreign Currency Risk. Although the Funds will report their NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, a Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S.

Emerging Markets Risk (International Value Fund only). Non-U.S. Investment Risk (described below) may be particularly high to the extent the Fund invests in emerging market securities. Emerging market securities may present issuer, market, currency, liquidity, legal, political, and other risks different from, and potentially greater than, the risks of investing in securities and instruments tied to U.S. or developed non-U.S. issuers. Emerging markets may have less established legal and accounting systems than those in more developed markets. Governments in emerging markets may be less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. The economies of emerging markets may be dependent on relatively few industries and thus affected more severely by local or global changes. Emerging market securities may also be more volatile, less liquid, and more difficult to value than securities economically tied to U.S. or developed non-U.S. issuers.

Portfolio Holdings Disclosure

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”). Complete holdings (as of the dates of such reports) are available in reports on Form N-PORT and Form N-CSR filed with the SEC.

General Information

Management

The Investment Adviser

Clifford Capital Partners, LLC (the “Adviser”) is the investment adviser of the Funds and has responsibility for the management of the Funds’ affairs, under the supervision of the Trust’s Board of Trustees. The Adviser is a registered investment adviser. The Adviser was organized in 2010 as an Illinois limited liability company and its address is 363 S. Main Street, Suite 101, Alpine, Utah 84004. The Adviser is primarily owned and controlled by Ryan P. Batchelor, CFA, CPA and Roger Hill. As of December 31, 2023, the Adviser had approximately $406 million in assets under management and $266 million in assets under advisement. Additional information about the Adviser is available in the SAI.

The Adviser manages the investment portfolio of the Funds, subject to policies adopted by the Trust’s Board of Trustees.

Management Fee and Expense Limitation Agreement

Partners Fund. Under the Investment Advisory Agreement for the Partners Fund, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Partners Fund. For its services, the Adviser receives an investment management fee equal to 0.75% of the daily net assets of the Partners Fund. The Adviser has contractually agreed to reduce fees and reimburse expenses of the Partners Fund until January 31, 2025 in order to keep net operating expenses (exclusive of interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 0.82%, 0.90% and 0.90%, respectively, of the daily net assets of the Super Institutional Class, Institutional Class, and Investor Class. This waiver or reimbursement of an expense by the Adviser is subject to repayment by the Partners Fund within three years following the date such waiver and/or reimbursement was made, provided that the Partners Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. For the fiscal year ended September 30, 2023, following fee reductions, the Adviser received an aggregate fee of 0.47% for investment advisory services performed, expressed as a percentage of average net assets of the Fund. Under the Investment Advisory Agreement for the Partners Fund in effect prior to January 31, 2020, the Adviser paid the operating expenses of the Partners Fund excluding management fees, brokerage fees and commissions, taxes, borrowing costs such as interest expense and dividend expenses on securities sold short, acquired fund fees and expenses, 12b-1 fees and shareholder service fees, and extraordinary expenses.

Focused SCV Fund. Under the Investment Advisory Agreement for the Focused SCV Fund, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Focused SCV Fund. For its services the Adviser receives an investment management fee equal to 0.90% of the daily net assets of the Focused SCV Fund. The Adviser has contractually agreed to reduce fees and reimburse expenses of the Focused SCV Fund until January 31, 2025 in order to keep net operating expenses (exclusive of interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and extraordinary expenses not incurred in the ordinary course of business) from exceeding 0.97%, 1.05% and 1.05%, respectively, of the daily net assets of the Super Institutional Class, Institutional Class, and Investor Class. This waiver or reimbursement of an expense by the Adviser is subject to repayment by the Focused SCV Fund within three years following the date such waiver and/or reimbursement was made, provided that the Focused SCV Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. For the fiscal year ended September 30, 2023, following fee reductions and expense reimbursements to the Focused SCV Fund, the Adviser received an aggregate fee of 0.00% for investment advisory services performed, expressed as a percentage of average net assets of the Focused SCV Fund.

International Value Fund. Under the Investment Advisory Agreement for the Fund, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. For its services, the Adviser receives an investment management fee equal to 0.85% of the daily net assets of the Fund. The Adviser has contractually agreed to reduce fees and reimburse expenses of the Fund until January 31, 2025 in order to keep net operating expenses (exclusive of interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 1.05% of the daily net assets of the Fund’s Investor Class and Institutional Class and 0.97% of the daily net assets of the Fund’s Super Institutional Class. This waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. For the fiscal year ended September 30, 2023, following fee reductions and expense reimbursements to the International Value Fund, the Adviser received an aggregate fee of 0.00% for investment advisory services performed, expressed as a percentage of average net assets of the International Value Fund.

A discussion regarding the basis of the Board of Trustees’ approval of the Investment Advisory Agreement between the Trust and the Adviser is available in the Funds’ annual report to shareholders for the year ended September 30, 2022.

Portfolio Manager’s Bio:

Ryan P. Batchelor, CFA, CPA

The Partners Fund and the Focused SCV Fund are managed by Ryan P. Batchelor, CFA, CPA, and Mr. Batchelor serves as co-portfolio manager of the International Value Fund. Mr. Batchelor has managed each Fund since its inception. Ryan Batchelor is Principal, co-founder and Chief Investment Officer at the Adviser. Prior to founding the Adviser in April 2010, he served as a senior equity analyst at Wells Capital Management from March 2007 until March 2010 where he was a generalist, scouring all sectors of the market but also had specific responsibility for the financial services sector.

Before joining Wells Capital Management, Mr. Batchelor was an equity strategist and analyst with Morningstar, Inc. where he served as specialty finance analyst and team leader. He initiated the five-page InternationalInvestor section in the firm’s flagship StockInvestor monthly stock investment newsletter and implemented department-wide improvements to Morningstar’s foreign coverage universe. Ryan was quoted in local and national media, including The Wall Street Journal, Barron’s, The Economist, Financial Times, USA Today, and US News & World Report. He also made live television appearances on CNBC and Bloomberg TV, as well as radio spots on NPR, Bloomberg Radio and local stations. Mr. Batchelor graduated summa cum laude from Brigham Young University - Hawaii in 1999 with a B.S. in Accounting and received his MBA in Finance from the Marriott School of Management at Brigham Young University in 2004. He holds the Chartered Financial Analyst and Certified Public Accountant professional designations.

Allan C. Nichols, CFA

The International Value Fund is co-managed by Allan C. Nichols, CFA. Mr. Nichols has managed the International Value Fund since its inception.

Allan Nichols is Principal and Portfolio Manager of the Adviser. Prior to joining the Adviser in 2019, he spent fifteen years at Morningstar as a Senior Equity Analyst with a focus on Europe, living in the Netherlands for three years to establish the firm’s European office for equity analysts. Before joining Morningstar in 2004, he was a Senior Equity Analyst and Portfolio Manager at Kirr, Marbach & Co., working on the firm’s international equity team. In addition to his years of experience in equity portfolio management and analysis, he also volunteered for two years in Southeast England with an international non-governmental organization. He graduated from the University of Utah with a B.S. in Finance with an emphasis in investments and received his M.B.A. from Indiana University with an emphasis in Finance and Economics. He holds the Chartered Financial Analyst® designation.

The Funds’ SAI provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Shareholder Information

Pricing of Fund Shares

The Fund’s share price, called the NAV per share, is determined on each business day that the NYSE is open for trading, as of the close of business of the regular session of the NYSE (generally 4:00 p.m., Eastern time). NAV per share is computed by adding the total value of a Fund’s investments and other assets attributable to the Fund’s Investor Class, Institutional Class and Super Institutional Class shares, subtracting any liabilities attributable to the applicable class and then dividing by the total number of the applicable classes’ shares outstanding. Since different expenses may be charged against shares of different classes of the Funds, the NAV of the different classes may vary. Because a Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when a Fund does not price its shares, the value of the securities held in a Fund may change on days when you will not be able to purchase or redeem Fund shares.

Shares of the Funds are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price of each Fund’s shares is equal to the NAV plus the applicable front-end sales charge, if any. Shares of a Fund held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form, less any applicable deferred sales charge. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

The Funds’ securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Board, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the Funds’ Adviser, under procedures set by the Board. The Board has appointed the Adviser as “valuation designee” (the “Valuation Designee”) to be responsible for all fair value determinations for the Funds. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times so long as the Valuation Designee believes that these values reflect fair value at the time the Fund’s NAV is determined.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of a Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Trust uses fair value pricing to determine the NAV per share of a Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Share Class Alternatives. Each Fund offers investors three different classes of shares through this prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and fees and may have different share prices and minimum investment requirements. When you buy shares, be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

Customer Identification Program

Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

Name;

Date of birth (for individuals);

Residential or business street address (although post office boxes are still permitted for mailing); and

Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

How to Buy and Sell Shares

The price you pay for a share of a Fund is the NAV next determined upon receipt by such Fund (or its appropriately designated agent) or your financial intermediary (such as fund supermarkets or through brokers or dealers who are authorized by the Funds’ principal underwriter (the “Distributor”) to sell shares of the Funds (collectively, “Financial Intermediaries”). A Fund will be deemed to have received your purchase or redemption order when it (i.e., the Fund) or the Financial Intermediary receives the order. Such Financial Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on a Fund’s behalf.

You may purchase shares of the Funds through Financial Intermediaries and directly from the Funds (or their agent). Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Funds as the policies and procedures may be different. Certain Financial Intermediaries may have agreements with the Funds that allow them to enter confirmed purchase and redemption orders on behalf of clients and customers. Under this arrangement, the Financial Intermediary must send your payment to the Funds by the time a Fund prices its shares on the following business day. The Funds are not responsible for ensuring that a Financial Intermediary carries out its obligations. You should look to the Financial Intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Funds.

Minimum Investments

The Trust may waive the minimum initial investment requirement for purchases made by Trustees, officers and employees of the Trust. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

	Investor Class
	Initial	Additional
Regular Account	$2,500	$100
Automatic Investment Plan	$2,500	$100*
IRA Account	$2,500	$100
	Institutional Class
	Initial	Additional
Regular Account	$100,000	$1,000
Automatic Investment Plan	$100,000	$100*
IRA Account	$100,000	$100

	Super Institutional Class
	Initial	Additional
Regular Account	$1,000,000	$10,000
Automatic Investment Plan	$1,000,000	$1,000*
IRA Account	$1,000,000	$1,000

* An Automatic Investment Plan requires the minimum automatic monthly or quarterly investment.

Types of Account Ownership

You can establish the following types of accounts by completing a Shareholder Account Application:

●	Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts have two or more owners.

●	A Gift or Transfer to Minor (UGMA or UTMA). A UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor’s social security number on the application.

●	Trust. An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

●	Business Accounts. Corporation and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of a partnership.

●	IRA Accounts. See “Types of Tax-Deferred Accounts”.

Types of Tax-Deferred Accounts

●	Traditional IRA. An individual retirement account. Your contribution may or may not be deductible depending on your circumstances. Assets can grow tax-deferred and distributions are taxable as income.

●	Roth IRA. An IRA with non-deductible contributions, tax-free growth of assets, and tax-free distributions for qualified distributions.

●	Spousal IRA. An IRA funded by a working spouse in the name of a non-earning spouse.

●	SEP-IRA. An individual retirement account funded by employer contributions. Your assets grow tax-deferred and distributions are taxable as income.

●	Keogh or Profit-Sharing Plans. These plans allow corporations, partnerships and individuals who are self-employed to make tax-deductible contributions of up to $35,000 for each person covered by the plans.

●	403(b) Plans. An arrangement that allows employers of charitable or educational organizations to make voluntary salary reduction contributions to a tax-deferred account.

●	401(k) Plans. Allows employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

Purchases by Mail. For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to Commonwealth Fund Services, Inc. (the “Transfer Agent”), the Funds’ transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, together with your check payable to a Fund. When you buy shares, be sure to specify the class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Purchases by Wire. You may purchase shares by requesting your bank to transmit payment by wire directly to the Transfer Agent. To invest by wire, please call the Funds toll-free 800-673-0550 or the Transfer Agent toll-free 800-628-4077 to advise the Funds of your investment and to receive further instructions. Your bank may charge you a fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Funds’ records. You will not have access to your shares until the purchase order is completed in proper form, which includes the receipt of completed account information by the Transfer Agent. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

Purchases by Telephone. You may also purchase shares by telephone, by contacting the Funds toll-free 800-673-0550 or the Transfer Agent toll-free 800-628-4077.

How to Sell Shares. You may redeem your shares of the Funds at any time and in any amount by contacting your Financial Intermediary or by contacting the Funds by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all information and documents necessary for your request to be considered in “proper form.” The Transfer Agent will promptly notify you if your redemption request is not in proper form. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.

The Funds typically expect to meet redemption requests through cash holdings or cash equivalents and anticipates using these types of holdings on a regular basis. The Funds typically expect to pay redemption proceeds for shares redeemed within the following days after receipt by the transfer agent of a redemption request in proper form: (i) for payment by check, the Funds typically expect to mail the check within two business days; and (ii) for payment by wire or ACH, the Funds typically expect to process the payment within two business days. Payment of redemption proceeds may take up to 7 calendar days as permitted under the Investment Company Act of 1940 (“the 1940 Act”). Under unusual circumstances as permitted by the Securities and Exchange Commission, the Funds may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. When shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

To the extent cash holdings or cash equivalents are not available to meet redemption requests, the Funds will meet redemption requests by either (i) rebalancing their overweight securities or (ii) selling portfolio assets. In addition, if the Funds determine that it would be detrimental to the best interest of a Fund’s remaining shareholders to make payment in cash, a Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

If you sell your shares through a securities dealer or investment professional, it is such person’s responsibility to transmit the order to the Funds in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Funds determine that the Transfer Agent has completed collection of the purchase check, which may take up to 15 calendar days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Funds receive a completed account application for the account to permit the Funds to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

Note that the Funds will assess a 2.00% redemption fee on Investor Class shares of the Funds redeemed within 60 days of purchase as a percentage of the amount redeemed. See “Frequent Purchases and Redemptions” below.

Redemption by Mail. To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered, to the Clifford Capital Funds, Attn: Redemptions, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Funds. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent toll-free 800-628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

Redemption by Telephone. You may redeem your shares by telephone provided that you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent toll-free 800-628-4077. There is no charge to shareholders for redemptions by telephone. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent, c/o Clifford Capital Funds, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

Redemption by Wire. If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire. There is no charge to shareholders for redemptions by wire.

Redemption in Kind. The Funds typically expect to satisfy requests by using holdings of cash or cash equivalents or selling portfolio assets. On a less regular basis, and if the Adviser believes it is in the best interest of a Fund and its shareholders not to sell portfolio assets, a Fund may satisfy redemption requests by using short-term borrowing from the Fund’s custodian to the extent such arrangements are in place with the custodian. In addition to paying redemption proceeds in cash, the Funds reserve the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” While the Funds do not intend, under normal circumstances, to redeem shares by payment in kind, it is possible that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for a Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of a Fund, either through the distribution of selected individual portfolio securities or a pro-rata distribution of all portfolio securities held by the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing a Fund’s NAV per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Funds must pay redemptions in cash, rather than in kind, to any shareholder of record of a Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) 1% of a Fund’s net assets at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at a Fund’s election. The Funds’ methods of satisfying shareholder redemption requests will normally be used during both regular and stressed market conditions.

Signature Guarantees. To help protect you and the Funds from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be made payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either: (1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a “stock power”) specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form. Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received by the Transfer Agent. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received by the Funds.

Automatic Investment Plan. Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privilege. To the extent that the Adviser manages other funds in the Trust, you may exchange all or a portion of your shares in a Fund for shares of the same class of certain other funds of the Trust managed by the Adviser having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. An exchange is treated as a redemption and purchase and will generally result in realization of a taxable gain or loss on the transaction. You will not pay a deferred sales charge on an exchange from a Fund. However, if you exchange shares of another mutual fund that is not advised by the Adviser for shares of a Fund, you may pay a deferred sales charge on the sale of those fund shares, as applicable. As of the date of this prospectus, the Adviser manages two funds in the Trust.

Frequent purchases and redemptions (“Frequent Trading”) (as discussed below) can adversely impact Fund performance and shareholders. Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust’s judgment, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of a Fund’s assets or detects a pattern of exchange requests that coincides with a “market timing” strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

Transferring Shares. If you wish to transfer shares to another owner, send a written request to the Transfer Agent, c/o Clifford Capital Funds, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. Your request should include: (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed; (iv) any stock certificates which have been issued for the shares being transferred; (v) signature guarantees (See “Signature Guarantees”); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent toll-free 800-628-4077.

Account Statements and Shareholder Reports. Each time you purchase, redeem or transfer shares of a Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications. The Funds may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Funds send these documents to each shareholder individually by calling the Funds toll-free 800-673-0550.

General. The Funds will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

Other Important Investment Information

Dividends, Distributions and Taxes

Dividends and Capital Gains Distributions. All income dividends and capital gains distributions will be automatically reinvested in shares of the Funds unless you indicate otherwise on the account application or in writing.

Dividends from net investment income, if any, are declared and paid annually by the Funds. The Funds intend to distribute annually any net capital gains.

There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders generally will be subject to tax on all distributions (including dividends) whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA or 401(k), all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA or 401(k), it is disadvantageous for you to buy shares of the Funds shortly before the next distribution, because doing so can cost you money in taxes. This is known as “buying a dividend”. To avoid buying a dividend, check the Funds’ distribution schedule before you invest.

Taxes. In general, Fund distributions are taxable to you as ordinary income, qualified dividend income or capital gain. This is true whether you reinvest your distributions in additional shares of a Fund or receive them in cash. Any long-term capital gains a Fund distributes are taxable to you as long-term capital gains, no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gain of a Fund) will generally be taxable to you at ordinary income tax rates, except those distributions that are designated as “qualified dividend income” will be taxable at the rates applicable to long-term capital gain. After the close of the taxable year, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges, and redemptions of, shares held in an IRA or 401(k) (or other tax-deferred arrangement) will not be currently taxable.

When you sell shares of a Fund, you will generally have a capital gain or loss. For tax purposes, an exchange of your shares of a Fund for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares and your income for the year.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to applicable state and local income tax. Non-U.S. investors may be subject to U.S. federal withholding and estate tax. You should consult with your tax adviser about the U.S. federal, state, local or foreign tax consequences of your investment in a Fund.

The Fund must backup withhold 24% of your taxable distributions and proceeds if you fail to properly furnish the Fund with a correct taxpayer identification number, you have under-reported dividend or interest income, or you fail to properly certify to the Fund that you are not subject to such withholding.

Cost Basis Reporting. Mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s.

The Funds have chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of shares.

The Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method given your particular situation.

Possible Tax Law Changes. At the time that this prospectus is being prepared, various administrative and legislative changes to the U.S. federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place, what the changes might entail or whether they will have retroactive effect.

The Trust

The Funds are series of the Trust, an open-end management investment company organized as a Delaware statutory trust on April 9, 2007. The Trustees supervise the operations of the Funds according to applicable state and federal law, and the Trustees are responsible for the overall management of the Funds’ business affairs.

Rule 12b-1 Fees

The Funds have adopted a Distribution and Shareholder Services Plan Pursuant to Rule 12b-1 (the “Plan”) for the Investor Class shares. Pursuant to the Plan, the Funds may compensate Financial Intermediaries that provide services for shareholders of the Funds. The Plan provides that for activities relating to these services, each Fund will pay the annual rate of 0.25% of the daily net assets of its Investor Class. Such activities may include the provision of sub-accounting, recordkeeping and/or administrative services, responding to customer inquiries, and providing information on customer investments. Because the shareholder service fees are paid out of a Fund’s assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Plan, while primarily intended to compensate for shareholder service expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution- related activities of the Funds.

Shareholder Services Plan

The Funds have adopted a shareholder services plan for their Investor Class and Institutional Class shares. Under a shareholder services plan, the Funds may pay an authorized firm up to 0.25% on an annualized basis of daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in a Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to Fund shares; and (viii) processing dividend payments from the Funds on behalf of shareholders.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believes the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follows the procedural requirements of Rule 12b-1 in connection with the implementation and administration of the shareholder services plan.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Funds will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm’s customers.

Frequent Purchases and Redemptions

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Funds may present a number of risks to other shareholders of the Funds. These risks may include, among other things, dilution in the value of shares of the Funds held by long-term shareholders, interference with the efficient management by the Adviser of a Fund’s portfolio holdings, and increased brokerage and administration costs. Due to the potential of an overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, a Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Current shareholders of the Funds may face unfavorable impacts as portfolio securities concentrated in certain sectors may be more volatile than investments across broader ranges of industries as sector-specific market or economic developments may make it more difficult to sell a significant amount of shares at favorable prices to meet redemptions. Frequent Trading may also increase portfolio turnover, which may result in increased capital gains taxes for shareholders of the Funds. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Funds will assess a 2.00% redemption fee on Investor Class shares of a Fund redeemed within 60 days of purchase as a percentage of the amount redeemed. The redemption fee is deducted from your proceeds and is retained by the Funds for the benefit of long-term shareholders. The “first in-first out” (“FIFO”) method is used to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. The fee does not apply to Fund shares acquired through the reinvestment of dividends and the Automatic Investment Plan or shares redeemed through the Systematic Withdrawal Program. The Funds reserve the right to change the terms and amount of this fee upon at least a 60-day notice to shareholders.

The Trustees have adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of a Fund under which the Trust’s Chief Compliance Officer and Transfer Agent will monitor Frequent Trading through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four “round-trips” (a purchase and sale or an exchange in and then out of a Fund) within a rolling twelve-month period. Shareholders exceeding four round-trips will be investigated by a Fund and possibly restricted from making additional investments in the Fund. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in Frequent Trading of Fund shares. The Funds reserve the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In the event the foregoing purchase and redemption patterns occur, it shall be the policy of the Trust that the shareholder’s account and any other account with a Fund under the same taxpayer identification number shall be precluded from investing in a Fund (including investment that are part of an exchange transaction) for such time period as the Trust deems appropriate based on the facts and circumstances (including, without limitation, the dollar amount involved and whether the Investor has been precluded from investing in the Fund before); provided that such time period shall be at least 30 calendar days after the last redemption transaction. The above policies shall not apply if the Trust determines that a purchase and redemption pattern is not a Frequent Trading pattern or is the result of inadvertent trading errors.

These policies and procedures will be applied uniformly to all shareholders and the Funds will not accommodate market timers.

The policies also apply to any account, whether an individual account or accounts with Financial Intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Funds. Accordingly, the ability of the Funds to monitor and detect Frequent Trading activity through omnibus accounts may be more limited and there is no guarantee that the Funds will be able to identify shareholders who may be engaging in Frequent Trading through omnibus accounts or to curtail such trading. However, the Funds will establish information sharing agreements with intermediaries as required by Rule 22c-2 under the 1940 Act, and otherwise use reasonable efforts to work with intermediaries to identify excessive short-term trading in underlying accounts.

If a Fund identifies that excessive short-term trading is taking place in a participant-directed employee benefit plan accounts, the Funds or their Adviser or Transfer Agent will contact the plan administrator, sponsor or trustee to request that action be taken to restrict such activity. However, the ability to do so may be constrained by regulatory restrictions or plan policies. In such circumstances, it is generally not the policy of the Funds to close the account of an entire plan due to the activity of a limited number of participants. However, the Funds will take such actions as deemed appropriate in light of all the facts and circumstances.

The Funds’ policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Trustees reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Funds or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Funds are unable to detect and deter trading abuses, the Funds’ performance, and their long-term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from Frequent Trading, even when the trading is not for abusive purposes.

Distribution Arrangements

The Funds are offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares.

Financial Highlights

The following tables are intended to help you better understand the financial performance of the Partners Fund, the Focused SCV Fund and the International Value Fund for the past 5 years or for the period of the Funds’ or share classes' operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report to shareholders and are incorporated by reference into the SAI. The annual report and the SAI are available from the Funds upon request without charge.

Clifford Capital Partners Fund

Institutional Class

Financial Highlights

Selected data for a share outstanding throughout the year.

	Institutional Class
	Years ended September 30,
	2023	2022	2021	2020(2)	2019
Net asset value, beginning of year	$16.31	$19.61	$14.03	$14.65	$15.83

Investment activities
Net investment income (loss)(1)	0.31	0.27	0.29	0.31	0.23

Net realized and unrealized gain (loss) on investments	0.88	(2.74)	5.63	(0.68)	(0.65)

Total from investment activities	1.19	(2.47)	5.92	(0.37)	(0.42)

Distributions

Net investment income	(0.20)	(0.29)	(0.34)	(0.25)	(0.15)
Net realized gain	(0.17)	(0.54)	—	—	(0.61)

Total distributions	(0.37)	(0.83)	(0.34)	(0.25)	(0.76)

Net asset value, end of year	$17.13	$16.31	$19.61	$14.03	$14.65

Total Return	7.17%	(13.23%)	42.63%	(2.68%)	(1.87%)

Ratios/Supplemental Data
Ratios to average net assets

Expenses, gross	1.18%	1.29%	1.42%	1.45%	0.90%

Expenses, net of fee waivers and reimbursements	0.90%	0.90%	0.90%	0.90%	0.90%

Net investment income (loss)	1.73%	1.46%	1.51%	2.28%	1.60%

Portfolio turnover rate	27.59%	10.55%	26.01%	59.61%	22.99%

Net assets, end of year (000’s)	$114,404	$90,591	$49,699	$24,549	$23,553

(1)	Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)	Prior to February 1, 2020 the Advisor paid all operating expenses except for management fees and 12b-1 expenses.

Clifford Capital Partners Fund

Investor Class

Financial Highlights

Selected data for a share outstanding throughout the year.

	Investor Class
	Years ended September 30,
	2023	2022	2021	2020(2)	2019
Net asset value, beginning of year	$16.16	$19.47	$13.97	$14.61	$15.77

Investment activities

Net investment income (loss)(1)	0.29	0.21	0.25	0.27	0.20

Net realized and unrealized gain (loss) on investments	0.83	(2.70)	5.60	(0.67)	(0.64)

Total from investment activities	1.12	(2.49)	5.85	(0.40)	(0.44)

Distributions

Net investment income	(0.19)	(0.28)	(0.35)	(0.24)	(0.11)

Net realized gain	(0.17)	(0.54)	—	—	(0.61)

Total distributions	(0.36)	(0.82)	(0.35)	(0.24)	(0.72)

Paid-in capital from redemption fees	—	— (3)	—	—	—

Net asset value, end of year	$16.92	$16.16	$19.47	$13.97	$14.61

Total Return	6.78%	(13.44%)	42.29%	(2.86%)	(2.07%)

Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.59%	1.50%	1.61%	1.57%	1.10%

Expenses, net of fee waivers and reimbursements	1.15%	1.15%	1.15%	1.13%	1.10%

Net investment income (loss)	1.61%	1.12%	1.32%	1.93%	1.39%

Portfolio turnover rate	27.59%	10.55%	26.01%	59.61%	22.99%

Net assets, end of period (000’s)	$520	$1,123	$549	$397	$785

(1)	Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)	Prior to February 1, 2020 the Advisor paid all operating expenses except for management fees and 12b-1 expenses.

(3)	Less than 0.005 per share.

Clifford Capital Partners Fund

Super Institutional Class

Financial Highlights

Selected data for a share outstanding throughout the period.

	Super Institutional Class
				Period
				October 17,
				2019(2) to
	Years ended September 30,			September 30,
	2023	2022	2021	2020
Net asset value, beginning of period	$16.47	$19.84	$14.21	$14.67

Investment activities

Net investment income (loss)(1)	0.33	0.31	0.31	0.30

Net realized and unrealized gain (loss) on investments	0.90	(2.80)	5.70	(0.70)

Total from investment activities	1.23	(2.49)	6.01	(0.40)

Distributions

Net investment income	(0.29)	(0.34)	(0.38)	(0.06)

Net realized gain	(0.17)	(0.54)	—	—

Total distributions	(0.46)	(0.88)	(0.38)	(0.06)

Net asset value, end of period	$17.24	$16.47	$19.84	$14.21

Total Return(3)	7.29%	(13.23%)	42.74%	(2.74%)

Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.08%	1.21%	1.35%	1.43%

Expenses, net of fee waivers and reimbursements	0.82%	0.82%	0.82%	0.85%

Net investment income (loss)	1.84%	1.64%	1.65%	2.29%

Portfolio turnover rate(3)	27.59%	10.55%	26.01%	59.61%

Net assets, end of period (000’s)	$12	$11	$18	$13

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)	Commencement of operations.

(3)	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)	Ratios to average net assets have been annualized for periods less than one year.

Clifford Capital Focused Small Cap Value Fund

Institutional Class

Financial Highlights

Selected data for a share outstanding throughout the period.

	Institutional Class
				Period
				October 1,
				2019(3) to
	Years ended September 30,			September 30,
	2023	2022	2021	2020
Net asset value, beginning of period	$9.62	$13.72	$9.04	$10.00

Investment activities

Net investment income (loss)(1)	0.16	0.11	0.11	0.19

Net realized and unrealized gain (loss) on investments	1.71	(2.65)	4.74	(1.14)

Total from investment activities	1.87	(2.54)	4.85	(0.95)

Distributions

Net investment income	(0.04)	(0.12)	(0.17)	(0.01)

Net realized gains	(0.54)	(1.44)	—	— (2)

Total distributions	(0.58)	(1.56)	(0.17)	(0.01)

Net asset value, end of period	$10.91	$9.62	$13.72	$9.04

Total Return(4)	19.73%	(21.06%)	54.02%	(9.53%)

Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	2.84%	2.65%	3.01%	6.47%

Expenses, net of fee waivers and reimbursements	1.05%	1.05%	1.05%	1.05%

Net investment income (loss)	1.52%	0.92%	0.84%	2.32%

Portfolio turnover rate(4)	34.00%	43.27%	40.68%	102.07%

Net assets, end of period (000’s)	$7,808	$11,475	$11,657	$4,532

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)	Less than $0.005.

(3)	Commencement of operations.

(4)	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(5)	Ratios to average net assets have been annualized for periods less than one year.

Clifford Capital Focused Small Cap Value Fund

Investor Class

Financial Highlights

Selected data for a share outstanding throughout the period.

	Investor Class
				Period
				January 31,
				2020(2) to
	Years ended September 30,			September 30,
	2023	2022	2021	2020
Net asset value, beginning of period	$9.56	$13.64	$9.02	$9.96

Investment activities

Net investment income (loss)(1)	0.14	0.08	0.05	0.12

Net realized and unrealized gain (loss) on investments	1.68	(2.63)	4.76	(1.06)

Total from investment activities	1.82	(2.55)	4.81	(0.94)

Distributions

Net investment income	—	(0.09)	(0.19)	—

Net realized gain	(0.54)	(1.44)	—	—

Total distributions	(0.54)	(1.53)	(0.19)	—

Net asset value, end of period	$10.84	$9.56	$13.64	$9.02

Total Return(3)	19.30%	(21.26%)	53.71%	(9.44% )

Ratios/Supplemental Data

Ratios to average net assets(4)

Expenses, gross	3.18%	3.01%	3.30%	5.43%

Expenses, net of fee waivers and reimbursements	1.30%	1.30%	1.30%	1.30%

Net investment income (loss)	1.30%	0.63%	0.38%	2.15%

Portfolio turnover rate(3)	34.00%	43.27%	40.68%	102.07%

Net assets, end of period (000’s)	$20	$14	$10	$2

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)	Commencement of operations

(3)	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)	Ratios to average net assets have been annualized for periods less than one year.

Clifford Capital Focused Small Cap Fund

Super Institutional Class

Financial Highlights

Selected data for a share outstanding throughout the period.

	Super Institutional Class
				Period
				January 31,
				2020(2) to
	Years ended September 30,			September 30,
	2023	2022	2021	2020
Net asset value, beginning of period	$9.57	$13.67	$9.04	$9.96

Investment activities

Net investment income (loss)(1)	0.17	0.13	0.13	0.14

Net realized and unrealized gain (loss) on investments	1.69	(2.64)	4.72	(1.06)

Total from investment activities	1.86	(2.51)	4.85	(0.92)

Distributions

Net investment income	(0.04)	(0.15)	(0.22)	—

Net realized gain	(0.54)	(1.44)	—	—

Total distributions	(0.58)	(1.59)	(0.22)	—

Net asset value, end of period	$10.85	$9.57	$13.67	$9.04

Total Return(3)	19.72%	(20.98%)	54.10%	(9.24%)

Ratios/Supplemental Data

Ratios to average net assets(4)

Expenses, gross	2.61%	2.40%	2.93%	5.19%

Expenses, net of fee waivers and reimbursements	0.97%	0.97%	0.97%	0.97%

Net investment income (loss)	1.62%	1.04%	0.95%	2.48%

Portfolio turnover rate(3)	34.00%	43.27%	40.68%	102.07%

Net assets, end of period (000’s)	$3	$2	$3	$2

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)	Commencement of operations.

(3)	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)	Ratios to average net assets have been annualized for periods less than one year.

Clifford Capital International Value Fund

Institutional Class

Financial Highlights

Selected data for a share outstanding throughout the period.

	Institutional Class
	Year ended September 30, 2023	Period May 6, 2022(2) to September 30, 2022
Net asset value, beginning of period	$8.12	$10.00

Investment activities

Net investment income (loss)(1)	0.30	0.22

Net realized and unrealized gain (loss) on investments	1.64	(2.10)

Total from investment activities	1.94	(1.88)

Distributions

Net investment income	(0.18)	—

Total distributions	(0.18)	—

Net asset value, end of period	$9.88	$8.12

Total Return(3)	24.04%	(18.80%)

Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	13.20%	28.72%

Expenses, net of fee waivers and reimbursements	1.05%	1.05%

Net investment income (loss)	3.06%	5.87%

Portfolio turnover rate(3)	10.56%	11.14%

Net assets, end of period (000’s)	$4,148	$197

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)	Commencement of operations.

(3)	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(4)	Ratios to average net assets have been annualized.

Clifford Capital International Value Fund

Investor Class

Financial Highlights

Selected data for a share outstanding throughout the period.

	Investor Class
	Year ended September 30, 2023	Period May 6, 2022(2) to September 30, 2022
Net asset value, beginning of period	$8.11	$10.00

Investment activities

Net investment income (loss)(1)	0.25	0.21

Net realized and unrealized gain (loss) on investments	1.67	(2.10)

Total from investment activities	1.92	(1.89)

Distributions

Net investment income	(0.17)	—

Total distributions	(0.17)	—

Net asset value, end of period	$9.86	$8.11

Total Return(3)	23.77%	(18.90%)

Ratios/Supplemental Data

Ratios to average net assets(4)

Expenses, gross	27.49%	28.97%

Expenses, net of fee waivers and reimbursements	1.30%	1.30%

Net investment income (loss)	2.50%	5.62%

Portfolio turnover rate(3)	10.56%	11.14%

Net assets, end of period (000’s)	$17	$14

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)	Commencement of operations.

(3)	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(4)	Ratios to average net assets have been annualized.

Clifford Capital International Value Fund

Super Institutional Class

Financial Highlights

Selected data for a share outstanding throughout the period.

	Super Institutional Class
	Year ended September 30, 2023	Period May 6, 2022(2) to September 30, 2022
Net asset value, beginning of period	$8.12	$10.00

Investment activities

Net investment income (loss)(1)	0.28	0.23

Net realized and unrealized gain (loss) on investments	1.67	(2.11)

Total from investment activities	1.95	(1.88)

Distributions

Net investment income	(0.18)	—

Total distributions	(0.18)	—

Net asset value, end of period	$9.89	$8.12

Total Return(3)	24.20%	(18.80%)

Ratios/Supplemental Data

Ratios to average net assets(4)

Expenses, gross	26.69%	28.33%

Expenses, net of fee waivers and reimbursements	0.97%	0.97%

Net investment income (loss)	2.83%	5.97%

Portfolio turnover rate(3)	10.56%	11.14%

Net assets, end of period (000’s)	$354	$246

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)	Commencement of operations.

(3)	Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(4)	Ratios to average net assets have been annualized.

APPENDIX

Adviser’s Prior Performance – Partners Fund

The data below is provided to illustrate the past performance of Clifford Capital Partners, LLC, the Partners Fund’s adviser, in managing fully discretionary private advisory accounts that are managed in accordance with the Clifford Capital All Cap Value investment strategy (formerly named the Clifford Capital Institutional Portfolio) as measured against market indices, and does not represent the performance of the Partners Fund, nor should it be considered a substitute for the Partners Fund’s performance. You should not consider this performance data as a prediction or an indication of future performance of the Partners Fund or the performance that one might achieve by investing in the Partners Fund.

The Clifford Capital All Cap Value strategy (the “Composite”) represents all fully discretionary private advisory accounts that are managed in accordance with the Clifford Capital All Cap Value investment strategy (formerly named the Clifford Capital Institutional Portfolio). The Partners Fund is also managed in a manner that is substantially similar to the manner in which these discretionary private advisory accounts are managed. The investment objectives, strategies, and policies of the Partners Fund are substantially similar to the discretionary private advisory accounts included in the Composite. The Composite began on August 1, 2010, the first full month the Adviser began managing accounts.

The manner in which the performance was calculated for the Composite differs from that of registered mutual funds like the Partners Fund. The SEC standard method for calculation of performance information for mutual funds was not utilized to calculate the performance of the Composite. The performance information shown below is not representative of the performance information that typically would be shown for a registered mutual fund. The discretionary private advisory accounts that are included in the Composite are not subject to the same type of expenses to which the Partners Fund is subject and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Partners Fund by the Investment Company Act of 1940, as amended, or the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the Composite could have been adversely affected if the discretionary private advisory accounts in the Composite were subject to the same federal securities tax laws as the Partners Fund. In addition, the discretionary private advisory accounts are not subject to the same adverse effects of cash inflows and outflows of investor money that a public mutual fund such as the Partners Fund may be subject to, and accordingly the performance of these accounts may be higher than for a public mutual fund managed under the same investment strategy. “Composite Net-of-Fees” performance results are net of all fees, expenses, and, if applicable, sales loads or placement fees. Because of variation in fee levels, the “net of fees” Composite returns may not be reflective of performance in any one particular account. The use of a methodology different than that used below to calculate performance could result in different performance data.

The operating expenses incurred by the discretionary private advisory accounts in the Composite differ from the anticipated operating expenses of the Partners Fund, with some higher and some lower. The Adviser believes that the net effect of these differences would not have been material to its prior performance results.

The Adviser’s Clifford Capital All Cap Value Composite
(August 1, 2010 through December 31, 2023)

The following data illustrates the past performance of the Adviser in managing all substantially similar discretionary private advisory accounts and does not represent the performance of the Partners Fund.

Year	Total Return (net of investment management fees)	Total Return (gross of investment management fees)	Russell 3000® Value Total Return Index
Aug. 1 – Dec. 31, 2010	14.32%	14.57%	14.35%
2011	4.20%	5.18%	-0.10%
2012	20.15%	21.29%	17.55%
2013	33.22%	34.46%	32.69%
2014	17.49%	18.63%	12.70%
2015	-10.53%	-10.08%	-4.13%
2016	37.02%	37.92%	18.40%
2017	12.45%	13.10%	13.19%
2018	-8.37%	-8.01%	-8.58%
2019	25.02%	25.32%	26.26%
2020	12.89%	13.17%	2.87%
2021	21.20%	22.00%	25.37%
2022	-3.55%	-3.03%	-8.01%
2023	5.33%	5.91%	11.61%

Composite Average Annual Returns (as of December 31, 2023)

Time Period	Total Return (net of investment management fees)	Total Return (gross of investment management fees)	Russell 3000® Value Total Return Index
One year	5.33%	5.91%	11.61%
Three years	7.18%	7.81%	8.76%
Five years	11.68%	12.18%	10.81%
Ten years	9.94%	10.52%	8.25%
Since Inception (8/1/2010 – 12/31/2023)	12.60%	13.31%	10.76%

Adviser’s Prior Performance – Focused SCV Fund

The data below is provided to illustrate the past performance of Clifford Capital Partners, LLC, the Focused SCV Fund’s adviser, in managing fully discretionary private advisory accounts that are managed in accordance with the Clifford Capital Focused Small Cap Value investment strategy as measured against market indices, and does not represent the performance of the Focused SCV Fund, nor should it be considered a substitute for the Focused SCV Fund’s performance. You should not consider this performance data as a prediction or an indication of future performance of the Focused SCV Fund or the performance that one might achieve by investing in the Focused SCV Fund.

The Clifford Capital Focused Small Cap Value strategy (the “Composite”) represents all fully discretionary private advisory accounts that are managed in accordance with the Clifford Capital Focused Small Cap Value investment strategy. The Focused SCV Fund is also managed in a manner that is substantially similar to the manner in which these discretionary private advisory accounts are managed. The investment objectives, strategies, and policies of the Focused SCV Fund are substantially similar to the discretionary private advisory accounts included in the Composite. The Composite began on April 1, 2016.

The way the performance was calculated for the Composite differs from that of registered mutual funds like the Focused SCV Fund. The SEC standard method for calculation of performance information for mutual funds was not utilized to calculate the performance of the Composite. The performance information shown below is not representative of the performance information that typically would be shown for a registered mutual fund. The discretionary private advisory accounts that are included in the Composite are not subject to the same type of expenses to which the Focused SCV Fund is subject and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Focused SCV Fund by the Investment Company Act of 1940, as amended, or the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the Composite could have been adversely affected if the discretionary private advisory accounts in the Composite were subject to the same federal securities tax laws as the Focused SCV Fund. In addition, the discretionary private advisory accounts are not subject to the same adverse effects of cash inflows and outflows of investor money that a public mutual fund such as the Focused SCV Fund may be subject to, and accordingly the performance of these accounts may be higher than for a public mutual fund managed under the same investment strategy. “Composite Net-of-Fees” performance results are net of all fees, expenses, and, if applicable, sales loads or placement fees. Because of variation in fee levels, the “net of fees” Composite returns may not be reflective of performance in any one particular account. The use of a methodology different than that used below to calculate performance could result in different performance data.

The operating expenses incurred by the discretionary private advisory accounts in the Composite differ from the anticipated operating expenses of the Focused SCV Fund, with some higher and some lower. The Adviser believes that the net effect of these differences would not have been material to its prior performance results.

The Adviser’s Clifford Capital Focused Small Cap Value Composite
(April 1, 2016 through December 31, 2023)

The following data illustrates the past performance of the Adviser in managing all substantially similar discretionary private advisory accounts and does not represent the performance of the Focused SCV Fund.

Year	Total Return (net of investment management fees)	Total Return (gross of investment management fees)	Russell 2000® Value Total Return Index
Apr. 1 – Dec. 31, 2016	32.62%	33.62%	29.54%
2017	11.25%	12.22%	7.84%
2018	-13.75%	-12.95%	-12.86%
2019	14.00%	15.06%	22.39%
2020	9.60%	10.63%	4.63%
2021	22.38%	23.44%	28.27%
2022	-10.84%	-10.24%	-14.50%
2023	18.11%	19.15%	14.58%

Composite Average Annual Returns (as of December 31, 2023)

Time Period	Total Return (net of investment management fees)	Total Return (gross of investment management fees)	Russell 2000® Value Total Return Index
One year	18.11%	19.15%	14.58%
Three years	8.78%	9.70%	7.89%
Five years	9.98%	10.94%	9.96%
Since Inception (4/1/2016 – 12/31/2023)	9.69%	10.66%	9.04%

Adviser’s Prior Performance – International Value Fund

The data below is provided to illustrate the past performance of Clifford Capital Partners, LLC, the Fund’s adviser, in managing fully discretionary private advisory accounts that are managed in accordance with the Clifford Capital International Value investment strategy as measured against market indices, and does not represent the performance of the Fund, nor should it be considered a substitute for the Fund’s performance. You should not consider this performance data as a prediction or an indication of future performance of the Fund or the performance that one might achieve by investing in the Fund.

The Clifford Capital International Value strategy (the “Composite”) represents all fully discretionary private advisory accounts that are managed in accordance with the Clifford Capital International Value investment strategy. The International Value Fund is also managed in a manner that is substantially similar to the manner in which these discretionary private advisory accounts are managed. The investment objectives, strategies, and policies of the Fund are substantially similar to the discretionary private advisory accounts included in the Composite. The Composite began on August 1, 2019, the first full month the Adviser began managing International investment accounts.

The Composite performance results were calculated by the Adviser on a cash flow basis (i.e., dividends and other cash flows are included in performance results when paid/incurred) and are consistent with GIPS performance reporting standards. This method of calculation differs somewhat from that of registered mutual funds like the Fund. The performance information shown below is not representative of the performance information that typically would be shown for a registered mutual fund. The discretionary private advisory accounts that are included in the Composite are not subject to the same type of expenses to which the Fund is subject and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Fund by the 1940 Act, as amended, or the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the Composite could have been adversely affected if the discretionary private advisory accounts in the Composite were subject to the same federal securities and tax laws as the Fund. In addition, the discretionary private advisory accounts are not subject to the same adverse effects of cash inflows and outflows of investor money that a public mutual fund such as the Fund may be subject to, and accordingly the performance of these accounts may be higher than for a public mutual fund managed under the same investment strategy. Composite Total Return (net of investment management fees)” performance results are net of all fees, expenses, and, if applicable, sales loads or placement fees. Because of variation in fee levels, the “net of fees” Composite returns may not be reflective of performance in any one particular account. The use of a methodology different than that used below to calculate performance could result in different performance data.

The operating expenses incurred by the discretionary private advisory accounts in the Composite differ from the anticipated operating expenses of the Fund, with some higher and some lower. The Adviser believes that the net effect of these differences would not have been material to its prior performance results.

The Adviser’s Clifford Capital International Value Composite
(August 1, 2019 through December 31, 2023)

The following data illustrates the past performance of the Adviser in managing all substantially similar discretionary private advisory accounts and does not represent the performance of the Fund.

Year	Total Return (net of investment management fees)	Total Return (gross of investment management fees)	MSCI EAFE Net Total Return Index*	MSCI EAFE Value Net Return Index
Aug. 1 – Dec. 31, 2019	10.59%	11.05%	8.38%	8.38%
2020	-3.65%	-2.68%	7.82%	-2.63%
2021	18.17%	19.36%	11.26%	10.89%
2022	-6.23%	-5.50%	-14.45%	-5.58%
2023	13.41%	14.32%	18.24%	18.95%

Composite Average Annual Returns (as of December 31, 2023)

Time Period	Total Return (net of investment management fees)	Total Return (gross of investment management fees)	MSCI EAFE Net Total Return Index*	MSCI EAFE Value Net Return Index
One year	13.41%	14.32%	18.24%	18.95%
Three years	7.91%	8.84%	4.02%	7.60%
Since Inception (8/1/2019 – 12/31/2023)	6.82%	7.79%	6.40%	6.38%

* Effective January 31, 2024, the comparative benchmark index changed to the MSCI EAFE Net Total Return Index, which the Adviser believes is a more appropriate performance comparison reflecting the broader international market in which the accounts comprising the Composite invest.

Fund Service Providers

Investment Adviser

Clifford Capital Partners, LLC, located at 363 S. Main Street, Suite 101, Alpine, Utah 84004

Administrator, Transfer Agent and Fund Accountant

Commonwealth Fund Services, Inc., located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235

Distributor

Foreside Fund Services, LLC, located at Three Canal Plaza, Suite 100, Portland, Maine 04101

Custodian
Fifth Third Bank, located at 38 Fountain Square Plaza, Cincinnati, Ohio 45263

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., located at 1350 Euclid Ave., Suite 800, Cleveland, Ohio 44115

Legal Counsel

Practus, LLP, located at 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211

How to Get More Information

Where to Go for Information

For shareholder inquiries, please call toll-free 800-628-4077 .

The SAI is on file with the Securities and Exchange Commission (“SEC”), contains additional and more detailed information about the Fund, and is incorporated into this Prospectus by reference. Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year. There are three ways to get a copy of these documents.

1.	Call or write for one, and a copy will be sent without charge.

Clifford Capital Partners Fund, Clifford Capital Focused Small Cap Value Fund and/or Clifford Capital

International Value Fund

c/o Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

800-628-4077

2.	Reports and other information regarding the Funds are available on the EDGAR Database on the SEC’s Internet site free of charge at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

3.	Copies of these documents may also be obtained free of charge by visiting the Funds’ website at https://cliffordcap.com/fundreports/. You may also e-mail the Funds at mail@ccofva.com.

No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Adviser. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

Reports and other information regarding the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The Adviser’s Contact Information is:

Clifford Capital Partners, LLC

363 S. Main Street, Suite 101

Alpine, Utah 84004

385-387-1212

SEC file number 811-22172

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

800-673-0550

Clifford Capital Partners Fund

Investor Class (CLFFX)

Institutional Class (CLIFX)

Super Institutional Class (CLIQX)

Clifford Capital Focused Small Cap Value Fund

Investor Class (FSVRX)

Institutional Class (FSVVX)

Super Institutional Class (FSVQX)

Clifford Capital International Value Fund

Investor Class (CIIRX)

Institutional Class (CCIVX)

Super Institutional Class (CIVQX)

STATEMENT OF ADDITIONAL INFORMATION

January 31, 2024

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of the Clifford Capital Partners Fund (the “Partners Fund”), the Clifford Capital Focused Small Cap Value Fund (the “Focused SCV Fund”) and the Clifford Capital International Value Fund (the “International Value Fund”), collectively, the “Funds” dated January 31, 2024. The SAI is incorporated by reference into the Funds’ prospectus. This SAI incorporates by reference the Funds’ Annual Report for the year ended September 30, 2023. A free copy of the Prospectus and Annual Report can be obtained by writing to Clifford Capital Funds, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, or by calling toll-free 800-673-0550.

Pursuant to a reorganization that took place on February 8, 2016, the Partners Fund is a successor by merger from a series of the Cottonwood Mutual Funds (the “Predecessor Fund”).

 DESCRIPTION OF THE TRUST AND THE FUNDS

General. World Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 9, 2007. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund”. The Declaration of Trust permits the Trust to offer separate series (“funds”) of shares of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing, insurance expenses, brokerage costs, interest charges, taxes and organization expenses; and (ii) pro rata share of the fund’s other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other mutual funds of the Trust, other than the Funds, are described in separate prospectuses and statements of additional information.

The Funds. This SAI relates to the prospectus for the Partners Fund, the Focused SCV Fund and the International Value Fund and should be read in conjunction with the prospectus. This SAI is incorporated by reference into the Funds’ prospectus. No investment in shares should be made without reading the prospectus. The Funds are separate investment portfolios or series of the Trust.

Description of Multiple Classes of Shares. The Funds are authorized to issue three classes of shares: Investor Class shares charging a 0.25% 12b-1 fee and Institutional Class and Super Institutional Class shares imposing no 12b-1 fee.

 ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

The Funds’ investment objectives and principal investment strategies are described in the prospectus. This section contains a discussion of some of the investments the Funds may make and some of the techniques they may use.

Portfolio Turnover. Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to a Fund and may result in the realization of net capital gains, which generally would be taxable to shareholders when distributed. The Funds’ investment adviser, Clifford Capital Partners, LLC (the “Adviser”), makes purchases and sales for each Fund’s portfolio whenever necessary, in the Adviser’s opinion, to meet a Fund’s objective. For the fiscal years ended September 30, 2022 and 2023, the Partners Fund’s portfolio turnover rate was 10.55% and 27.59%, respectively. For the fiscal years ended September 30, 2022 and 2023, the Focused SCV Fund’s portfolio turnover rate was 43.27% and 34.00%, respectively. For the fiscal period ended September 30, 2022 and the fiscal year ended September 30, 2023, the International Value Fund’s portfolio turnover rate was 11.14% and 10.56%.

1

Equity Securities. The Funds may invest in equity securities such as common stock, preferred stock, convertible securities, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Risks of Other Investment Companies / Exchange Traded Funds (“ETFs”). The Funds will incur higher and duplicative expenses when it invests in mutual funds, ETFs, and other investment companies. There is also the risk that the Funds may suffer losses due to the investment practices of the underlying funds. When the Funds invest in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with a Fund’s purchase and sale of the underlying funds, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, a Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because a Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) the market price of an ETF’s shares may be above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; and (v) underlying ETF shares may be de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) temporarily stops stock trading.

With respect to underlying funds in which a Fund may invest, Section 12(d)(1)(A) of the 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund’s total assets will be invested in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. Each Fund will limit its investments in funds in accordance with the Section 12(d)(1)(A) limitations set forth above, except to the extent that any rules or regulations under the 1940 Act permits a Fund’s investments to exceed such limits. For example, Rule 12d1-4 permits a Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions. Among other conditions, the Rule prohibits a fund from acquiring control of another investment company (other than an investment company in the same group of investment companies), including by acquiring more than 25% of its voting securities. In addition, the Rule imposes certain voting requirements when a fund's ownership of another investment company exceeds particular thresholds. If shares of a fund are acquired by another investment company, the “acquired” fund may not purchase or otherwise acquire the securities of an investment company or private fund if immediately after such purchase or acquisition, the securities of investment companies and private funds owned by that acquired fund have an aggregate value in excess of 10% of the value of the total assets of the fund, subject to certain exceptions. These restrictions may limit a Fund’s ability to invest in other investment companies to the extent desired. In addition, other unaffiliated investment companies may impose other investment limitations or redemption restrictions which may also limit a Fund's flexibility with respect to making investments in those unaffiliated investment companies.

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Foreign Securities. The Funds may purchase foreign securities traded domestically as American Depository Receipts (“ADRs”) or in equity securities of foreign issuers that are U.S. dollar denominated and trade on a U.S. securities exchange or domestically in the over-the-counter markets. ADRs are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer. Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. The Funds may invest in foreign securities as well as ADRs and securities of foreign issuers principally traded on U.S. markets. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency. Depository receipts may, or may not, be sponsored by the issuer. There are certain risks associated with investments in unsponsored depository receipt programs. Because the issuer is not involved in establishing the program (such programs are often initiated by broker/dealers), the underlying agreement for payment and service is between the depository and the shareholders. The issuers of unsponsored depository receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depository receipts. Expenses related to the issuance, cancelation and transfer of the depository receipts, as well as custody and dividend payment services may be passed through, in whole or in part, to shareholders.

Foreign securities investments present special considerations not typically associated with investment in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuations in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the U.S. and, compared to the U.S., there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Fund to risks associated with fluctuations in currency values.

Risks of Emerging Markets Securities. To the extent that the Funds invest in issuers located in emerging markets, the foreign securities risk may be heightened.

Illiquid Investments. In accordance with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Funds may hold up to 15% of their net assets in “illiquid investments.” For this purpose, the term "illiquid investments" are investments that a Fund cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Funds monitor the portion of their total assets that are invested in illiquid investments on an ongoing basis in order to ensure that the value of illiquid securities held by the Funds do not exceed 15% of the Fund’s net assets.

The Funds must classify each portfolio investment at least monthly into one of four liquidity categories (highly liquid, moderately liquid, less liquid and illiquid), which are defined pursuant to the Liquidity Rule. Such classification is to be made using information obtained after reasonable inquiry and taking into account relevant market, trading and investment-specific considerations. Moreover, in making such classification determinations, the Funds determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund takes this determination into account when classifying the liquidity of that investment. The Funds may be assisted in classification determinations by one or more third-party service providers. Investments classified according to this process as “illiquid investments” are those subject to the 15% limit on illiquid investments.

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The Funds have a liquidity risk management program designed to assess and manage the Funds’ liquidity risk. The program has been approved by the Funds’ Board of Trustees (“Board”), which has also approved the appointment of a liquidity program administrator (the “LPA”). The LPA is responsible for oversight of the Funds’ liquidity risk management efforts, including classifying the liquidity of each Fund investment, managing the Fund's illiquid investments if any, within the requirements of Rule 22e-4,ensuring the Funds hold no more than 15% of net asset value in illiquid investments, ensuring that the Funds hold enough liquid assets to meet reasonably foreseeable redemption requests, and reporting to the Board regarding the effectiveness and operation of the liquidity risk management program.

Restricted Securities. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. Restricted securities are securities where the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Funds may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, a Fund might obtain a less favorable price than the price it could have obtained when it decided to sell.

Under the supervision of the Board, the Adviser determines the liquidity of restricted securities and, through reports from the Adviser, the Board will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of a Fund could be adversely affected.

U.S. Government Securities. U.S. government securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of, or guaranteed by the United States Treasury. For example, securities issued by the Farm Credit Banks or by the Federal National Mortgage Association are supported by the instrumentality’s right to borrow money from the U.S. Treasury under certain circumstances. Moreover, securities issued by other agencies or instrumentalities are supported only by the credit of the entity that issued them.

Borrowing. At this time, the Funds do not expect to engage in borrowing. The Funds may engage in borrowing in the future and, to the extent a Fund does so, such Fund will be permitted to borrow money up to one-third of the value of its total assets. Borrowing is a speculative technique that increases both investment opportunity and a Fund’s ability to achieve greater diversification. However, it also increases investment risk. Because a Fund’s investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund’s net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

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Currently, subject to modification to conform to the 1940 Act as interpreted or modified from time to time, each Fund is permitted, consistent with the 1940 Act, to borrow, and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by the Fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a Fund, the Fund will reduce its borrowings within three days (not including weekends and holidays) to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits a Fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. To the extent outstanding borrowings of a Fund exceed 5% of the value of the total assets of the Fund, the Fund will not make additional purchases of securities – the foregoing shall not be construed to prevent the Fund from settling portfolio transactions or satisfying shareholder redemptions orders. The Securities and Exchange Commission (the “SEC”) has indicated, however, that certain types of transactions, which could be deemed “borrowings” (such as firm commitment agreements and reverse repurchase agreements) to the extent that these are not treated as derivatives transactions, are permissible, and the indebtedness associated with these transactions are aggregated with other borrowings when calculating a Fund’s asset coverage.

Financial Services Industry Obligations. The Funds may invest in each of the following obligations of the financial services industry:

(1) Certificate of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

(2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

(3) Bankers’ Acceptances. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Repurchase Agreements. The Funds may invest in repurchase agreements fully collateralized by obligations issued by the U.S. government or agencies of the U.S. government (“U.S. Government Obligations”). A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Funds engage in repurchase transactions. The Funds may engage in repurchase agreement transactions to the maximum extent permitted by applicable law.

Cash Investments. Under normal market conditions, the Partners Fund, Focused SCV Fund and the International Value Fund may invest up to 10% of its net assets in cash. When the Adviser believes market, economic or political conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund’s net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, or the U.S. economy. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

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Derivatives. Rule 18f-4 under the 1940 Act governs the Fund’s use of derivative instruments and certain other transactions that create future payment and/or delivery obligations by the Fund. Rule 18f-4 permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Fund, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”). In connection with the adoption of Rule 18f-4, the SEC eliminated the asset segregation framework arising from prior SEC guidance for covering Derivatives Transactions and certain financial instruments.

Under Rule 18f-4, “Derivatives Transactions” include the following: (i) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (ii) any short sale borrowing; (iii) reverse repurchase agreements and similar financing transactions, if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (iv) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Fund to (i) appoint a Derivatives Risk Manager, (ii) maintain a Derivatives Risk Management Program designed to identify, assess, and reasonably manage the risks associated with Derivatives Transactions; (iii) comply with certain value-at-risk (VaR)-based leverage limits (VaR is an estimate of an instrument’s or portfolio’s potential losses over a given time horizon and at a specified confidence level); and (iv) comply with certain Board reporting and recordkeeping requirements.

Rule 18f-4 provides an exception from the requirements to appoint a Derivatives Risk Manager, adopt a Derivatives Risk Management Program, comply with certain VaR-based leverage limits, and comply with certain Board oversight and reporting requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).

Pursuant to Rule 18f-4, if the Fund enters into reverse repurchase agreements or similar financing transactions, the Fund will (i) aggregate the amount of indebtedness associated with all of its reverse repurchase agreements or similar financing transactions with the amount of any other “senior securities” representing indebtedness (e.g., bank borrowings, if applicable) when calculating the Fund’s asset coverage ratio or (ii) treat all such transactions as Derivatives Transactions.

The Fund does not currently intend to enter into Derivatives Transactions, but reserves the right to do so upon approval by the Board and adherence to all of the requirements of Rule 18f-4 or the requirements applicable to the Limited Derivatives User Exception, as applicable. The requirements of Rule 18f-4 may limit the Fund’s ability to engage in Derivatives Transactions as part of its investment strategies. These requirements may also increase the cost of the Fund’s investments and cost of doing business, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund.

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 INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in the Prospectus and SAI, the term “majority” of the outstanding shares of a Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1.	Borrowing Money. The Funds may not borrow money except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2.	Senior Securities. The Funds may not issue any senior security to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3.	Underwriting. The Funds may not underwrite securities issued by others except to the extent a Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities.

4.	Real Estate. The Funds may not purchase or sell real estate except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

5.	Commodities. The Funds may not purchase or sell physical commodities or commodity futures contracts, except as permitted by the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

6.	Loans. The Funds may not make loans to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

7.	Concentration. Each Fund may not invest more than 25% of the value of its net assets in any one industry or group of industries (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations).

Additionally, as a matter of fundamental policy, each Fund shall be a “diversified company” as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities from time to time.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above. With respect to each Fund’s policy on concentration, a Fund will use the Standard Industrial Classification Codes list that is maintained by the SEC to classify the Fund’s holdings by industry.

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 MANAGEMENT

THE INVESTMENT ADVISER

The Adviser is Clifford Capital Partners, LLC, located at 363 S. Main Street, Suite 101, Alpine, Utah 84004. The Adviser was organized in 2010 as an Illinois limited liability company.

For its services with respect to the Partners Fund, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly (and deducted proportionately from each class of shares) of 0.75% of the Fund’s daily net assets. Prior to January 31, 2020, the Adviser received a fee of 0.90% of the Fund’s daily net assets and paid the operating expenses of the Partners Fund excluding fees payable to the Adviser, brokerage fees and commissions, taxes, interest expense, interest and dividend expenses on securities sold short, the costs of acquired fund fees and expenses, 12b-1 fees, shareholder service fees, and extraordinary expenses. The following table describes the advisory fees earned and waived and the Fund expenses reimbursed by the Adviser with respect to the Partners Fund for the last three fiscal years of the Partners Fund.

Partners Fund	2023	2022	2021
Gross Advisory Fees	$843,518	$529,608	$298,216
Fee Waivers and/or Expense Reimbursements	$318,855	$274,989	$207,860
Net Advisory Fees	$524,663	$254,619	$90,356

For its services with respect to the Focused SCV Fund, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly (and deducted proportionately from each class of shares) of 0.90% of the Fund’s daily net assets The following table describes the advisory fees earned and waived and the Fund expenses reimbursed by the Adviser with respect to the Focused SCV Fund for the last three fiscal years of the Focused SCV Fund.

Focused SCV Fund	2023	2022	2021
Gross Advisory Fees	$99,928	$116,755	$85,867
Fee Waivers and/or Expense Reimbursements	$199,043	$208,197	$187,472
Net Advisory Fees	$0	$0	$0

For its services with respect to the International Value Fund, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly (and deducted proportionately from each class of shares) of 0.85% of the Fund’s daily net assets The following table describes the advisory fees earned and waived and the Fund expenses reimbursed by the Adviser with respect to the International Value Fund for the period since the Fund’s commencement of operations (May 6, 2022) through September 30, 2022 and for the fiscal year ended September 30, 2023.

International Value Fund	2023	2022
Gross Advisory Fees	$7,171	$1,768
Fee Waivers and/or Expense Reimbursements	$148,554	$57,224
Net Advisory Fees	$0	$0

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The Adviser has contractually agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit “Total Annual Fund Operating Expenses” (exclusive of interest, distribution and service fees pursuant to Rule 12b-1 plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and extraordinary expenses not incurred in the ordinary course of business) to not more than 0.90% of the daily net assets of the Partners Fund’s Investor and Institutional Class, 0.82% of the daily net assets of the Partners Fund’s Super Institutional Class; 1.05% of the daily net assets of the Focused SCV Fund’s Investor and Institutional Class and 0.97% of the daily net assets of the Focused SCV Fund’s Super Institutional Class; and 1.05% of the daily net assets of the International Value Fund’s Investor Class and Institutional Class and 0.97% of the daily net assets of the International Value Fund’s Super Institutional Class. The Expense Limitation is set to expire on January 31, 2025 for each Fund. The Board or the Adviser may terminate this Expense Limitation Agreement prior to January 31, 2025 only by mutual written consent and at any time after January 31, 2025. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The total amount of recoverable reimbursements as of September 30, 2023 and expiration dates are as follows:

Fund	2026	2025	2024	Total
Partners Fund	$318,855	$274,989	$207,680	$801,524
Focused SCV Fund	$199,043	$208,197	$187,472	$594,712
International Value Fund	$148,554	$57,224	—	$205,778

The Adviser retains the right to use the name “Clifford” or any derivative thereof in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “Clifford” or any derivative thereof automatically ceases ninety days after termination of the Investment Advisory Agreement and may be withdrawn by the Adviser on ninety days written notice.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on the Funds or their shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

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THE PORTFOLIO MANAGERS

The table below provides information regarding other accounts managed by the Portfolio Managers of the Funds as of September 30, 2023. Mr. Batchelor is the portfolio manager for the Partners Fund and the Focused SCV Fund and a co-portfolio manager of the International Value Fund. Mr. Nichols is a co-portfolio manager for the International Value Fund.

Ryan P. Batchelor

Account Type	Number of Accounts by Account Type	Total Assets by Account Type ($ in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Other Pooled Investment Companies	0	0	0	0
Other Accounts	202	$229.30	0	0

Mr. Batchelor is compensated through his equity ownership in the Adviser. He does not receive separate compensation for his service as portfolio manager. As an equity member of the Adviser, the portfolio manager receives compensation in the form of distributions and profits from the Adviser.

Allan C. Nichols

Account Type	Number of Accounts by Account Type	Total Assets by Account Type ($ in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Companies	0	$0	0	0
Other Pooled Investment Companies	0	0	0	0
Other Accounts	3	$0.663	0	0

Mr. Nichols is compensated through his equity ownership in the Adviser. He does not receive separate compensation for his service as co-portfolio manager of the International Value Fund. As an equity member of the Adviser, the co-portfolio manager receives compensation in the form of distributions and profits from the Adviser.

The following table shows the dollar range of equity securities beneficially owned by the Portfolio Manager in the Funds as of September 30, 2023 stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds
Ryan P. Batchelor	Partners Fund - C Focused SCV Fund – C International Value Fund – C
Allan C. Nichols	International Value Fund - E

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Potential conflicts of interest may arise because the Portfolio Managers use the same proprietary investment methodology for the Funds as for other clients. This means that the Portfolio Managers will make the investment strategies used to manage the Funds available to other clients. As a result, there may be circumstances under which the Funds and other clients of the Adviser may compete in purchasing available investments and, to the extent that the demand exceeds the supply, may result in driving the prices of such investments up, resulting in higher costs to the Funds. There also may be circumstances under which the Portfolio Managers recommend the purchase or sale of various investments to other clients and do not purchase or sell the same investments for the Funds, or may purchase or sell an investment for the Funds and not include such investment in recommendations provided to other clients. This is because the Adviser’s portfolio recommendations among clients differ based on each client’s investment policy guidelines and/or prevailing market conditions at the time such recommendation is made. The Portfolio Managers are charged with preventing positions in portfolios from being both long and short at the same time. The Portfolio Managers use a combination of proprietary software and third-party risk management software to monitor and ensure that positions are consistent across all portfolios.

TRUSTEES AND OFFICERS

The Trust is governed by the Board, which is responsible for protecting the interests of shareholders. The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Funds and review performance. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below.

Each Trustee was nominated to serve on the Board based on their particular experiences, qualifications, attributes and skills. Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience; (ii) qualifications; (iii) attributes; and (iv) skills. Mr. David J. Urban has been a Professor of Education since 1989. His strategic planning, organizational and leadership skills help the Board set long-term goals. Ms. Mary Lou H. Ivey has over 25 years of business experience as a practicing tax accountant and, as such, brings tax, budgeting and financial reporting skills to the Board. Mr. Theo H. Pitt has experience as an investor, including his role as trustee of several other investment companies and business experience as Senior Partner of a financial consulting company, as a partner of a real estate partnership and as an Account Administrator for a money management firm. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Chairman of the Board is Ms. Ivey, who is not an “interested person” of the Trust, within the meaning of the 1940 Act. The Trust also has an independent Audit Committee that allows the Board to access the expertise necessary to oversee the Trust, identify risks, recognize shareholder concerns and needs and highlight opportunities. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions.

Mutual funds face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Fund’s risks directly and through its officers. While day-to-day risk management responsibilities rest with the Fund’s Chief Compliance Officer, investment advisers and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly reports related to the performance and operations of the Fund; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust’s valuation policies and transaction procedures; (3) periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Fund’s investment advisers, administrator, distributor, transfer agent and the independent registered public accounting firm, to discuss the activities of the Fund; (5) engaging the services of the Chief Compliance Officer of the Fund to monitor and test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding the Fund’s financial condition and the Trust’s internal controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust’s compliance policies and procedures and the effectiveness of their implementation. The Board has concluded that its general oversight of the investment advisers and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

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Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond Virginia, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (68) Trustee	Indefinite, Since June 2010	Dean Emeritus (since 2023) and Professor of Marketing (since 2013), Jones College of Business, Middle Tennessee State University.	20	Independent Trustee for the forty-six series of the ETF Opportunities Trust (registered investment company)
Mary Lou H. Ivey (65) Trustee	Indefinite, Since June 2010	Senior Vice President for Finance, Episcopal Church Building Fund (national nonprofit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C. (accounting firm), 2008-2021.	20	Independent Trustee for the forty-six series of the ETF Opportunities Trust (registered investment company)
Theo H. Pitt, Jr. (87) Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997.	20	Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Chairman of Hillman Capital Management Investment Trust; Starboard Investment Trust for the ten series of that trust; and ETF Opportunities Trust for the forty-six series of that Trust (all registered investment companies).

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OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVEYEARS
David A. Bogaert (60) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc., (fund administration and transfer agency) 2013 to present.
Karen M. Shupe (59) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director, Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (69) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (55) Secretary	Indefinite, Since November 2013	Attorney, Practus, LLP (law firm), May 2018 to present.
J. Stephen King (61) Assistant Secretary	Indefinite, Since September 2022	Attorney, Practus LLP (law firm), 2020 to present; The TCW Group, Inc. (investment management firm), 2017 to 2020.
Gino E. Malaspina (55) Assistant Secretary	Indefinite, Since September 2022

Counsel, Practus LLP (law firm), since August 2022; Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.

Holly B. Giangiulio (62) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Laura B. Wright (51) Assistant Secretary	Indefinite, Since May 2022	Fund Administrator, Commonwealth Fund Services, Inc., 2016 to present.
Julian G. Winters (55) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment management compliance and consulting firm) since March 2007.

Trustee Committees. The Board oversees the Trust and certain aspects of the services provided by the Adviser and the Fund’s other service providers. The Trustees will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. The officers of the Trust serve at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

The Trust has a standing Audit Committee of the Board composed of Mr. Urban, Ms. Ivey and Mr. Pitt. The functions of the Audit Committee are to meet with the Trust’s independent auditors to review the scope and findings of the annual audit, discuss the Trust’s accounting policies, discuss any recommendations of the independent auditors with respect to the Trust’s management practices, review the impact of changes in accounting standards on the Trust’s financial statements, recommend to the Board the selection of independent registered public accounting firm, and perform such other duties as may be assigned to the Audit Committee by the Board. For the Funds’ most recent fiscal year ended September 30, 2023, the Audit Committee met seven times.

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The Nominating and Corporate Governance Committee is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The Nominating and Corporate Governance Committee’s purposes, duties and powers are set forth in its written charter, which is described in Exhibit C – the charter also describes the process by which shareholders of the Trust may make nominations. For the Funds’ most recent fiscal year ended September 30, 2023, the Committee met two times.

The Qualified Legal Compliance Committee is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to the appropriate remedial action in connection with any report of evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees, or agents. For the Funds’ fiscal year ended September 30, 2023, the Committee did not meet.

Trustee Compensation. Each Trustee who is not an “interested person” of the Trust may receive compensation for their services to the Trust. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. Prior to January 1, 2024, each Trustee received a retainer fee at the annualized rate of $80,000, paid quarterly.  The Independent Chairperson received an additional annual fee of $10,000, paid quarterly. Effective January 1, 2024, each Trustee receives a retainer fee at the annualized rate of $81,000, paid quarterly.  The Independent Chairperson receives an additional annual fee of $5,000, paid quarterly. Additionally, each Trustee receives a fee of $2,500 per special meeting attended. Compensation received from the Funds for the fiscal year ended September 30, 2023 is as:

Name of Person / Position	Fund Name	Aggregate Compensation from Funds	Pension or Retirement Benefits Accrued as Part of Funds’ Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Funds and Fund Complex Paid to Trustees (*)(1)
David J. Urban, Trustee	Partners Fund	$3,963	$0	$0	$8,920
	Focused SCV Fund	$2,553
	International Value Fund	$2,403
Mary Lou H. Ivey, Trustee	Partners Fund	$3,963	$0	$0	$8,920
	Focused SCV Fund	$2,553
	International Value Fund	$2,403
Theo H. Pitt, Jr., Trustee	Partners Fund	$3,963	$0	$0	$8,920
	Focused SCV Fund	$2,553
	International Value Fund	$2,403
*	Trust does not pay deferred compensation.

(1) The “Fund Complex” consists of the Funds.

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Trustee Ownership of Fund Shares. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Funds of the Trust, as of December 31, 2023, and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Non-Interested Trustees
David J. Urban	A	A
Mary Lou H. Ivey	A	A
Theo H. Pitt, Jr.	A	A

Sales Loads. No front-end or deferred sales charges are applied to purchase of Fund shares by current or former trustees, officers, employees or agents of the Trust, the Adviser or the Funds’ principal underwriter (the “Distributor”) and by the members of their immediate families.

Policies Concerning Personal Investment Activities. The Funds and the Adviser have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Funds, for their own account.

The Codes of Ethics are available on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.

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 SHAREHOLDER INFORMATION

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Funds. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the investment advisory agreement with the Adviser.

As of December 31, 2023, the Trustees and officers own less than 1% of the Funds’ shares, and the following persons are considered to be either a control person or principal shareholder of the Funds.

Clifford Capital Partners Fund Investor Class

Name and Address	% of Class	Type of Ownership
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	19.56%	Record
Shelly F. & Joyce K. Greenhaus JTWROS 15 Hallock Place Armonk, NY 10504	40.55%	Record
Minnesota Life Insurance Company 400 Robert Street North Saint Paul, MN 55101	10.59%	Record

Clifford Capital Partners Fund Institutional Class

Name and Address	% of Class	Type of Ownership
Charles Schwab & Co., Inc. Attn: Mutual Funds 211 Main Street San Francisco, CA 94105	61.79%	Record
Equitable Trust Company 4400 Harding Pike, Suite 310 Nashville, TN 37205	12.65%	Record
833 East & Co LLC 833 East Michigan Street Suite 1800 Milwaukee, WI 53202	7.03%	Record

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Clifford Capital Partners Fund Super Institutional Class

Name and Address	% of Class	Type of Ownership
UMB C/F R. P. Batchelor Roth IRA 1279 E. Cedar Mountain Circle Alpine, UT 84004	39.00%	Record
Matthew S. Davis & Maren I. Maxfield JT TEN 4375 West Redwood Circle Pleasant Grove, UT 84062	61.00%	Record

Clifford Capital Focused Small Cap Value Fund Institutional Class

Name and Address	% of Class	Type of Ownership
Charles Schwab & Co., Inc. Attn: Mutual Funds 211 Main Street San Francisco, CA 94105	20.13%	Record
J.P. Morgan Securities LLC FBO 583-30030-14 4 Chase Metrotech Center Brooklyn, NY 11245	59.21%	Record
J.P. Morgan Securities LLC FBO 58338186-19 4 Chase Metrotech Center Brooklyn, NY 11245	12.06%	Record

Clifford Capital Focused Small Cap Value Fund Investor Class

Name and Address	% of Class	Type of Ownership
UMB C/F R. P. Batchelor Roth IRA 1279 E. Cedar Mountain Circle Alpine, UT 84004	12.70%	Record
UMB C.F Margaret Aileen Pierson Roth IRA 3287 Millcreek Road Pleasant Grove, UT 84062	30.71%	Record
Rebecca McDonald Borg Roth IRA 832 Prairie Ave. Downers Grove, Il 60515	32.59%	Record
Marin N Bryce 460 S. 1000 E. Orem, UT 84097	24.01%	Record

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Clifford Capital Focused Small Cap Value Fund Super Institutional Class

Name and Address	% of Class	Type of Ownership
UMB C/F David W. Passey IRA Roth 4096 N. 400 W. Lehi, UT 84043	100.00%	Record

Clifford Capital International Value Fund Investor Class

Name and Address	% of Class	Type of Ownership
UMB C/F R.P. Batchelor Roth IRA 1279 E. Cedar Mountain Circle Alpine, UT 84004	99.94%	Record

Clifford Capital International Value Fund Institutional Class

Name and Address	% of Class	Type of Ownership
Charles Schwab & Co., Inc. Attn: Mutual Funds 211 Main Street San Francisco, CA 94105	88.56%	Record

Clifford Capital International Value Fund Super Institutional Class

Name and Address	% of Class	Type of Ownership
Mary E. Weiss 664 Osceola Ave #303 Winter Park, FL 32789	51.68%	Record
Mary E Weiss, TTEE Braden Descendants Trust UA DTD 12/20/2008 664 Osceola Ave #303 Winter Park, FL 32789	23.44%	Record
Mary E Weiss, TTEE Kim Descendants Trust UA DTD (12/20/2008) 664 Osceola Ave #303 Winter Park, FL 32789	23.44%	Record

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PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board, the Adviser is responsible for the Funds’ portfolio decisions and the placing of the Funds’ portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. The Adviser may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell a Fund’s shares so long as such placements are made pursuant to policies approved by the Funds’ Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

The Section 28(e) of the Securities Exchange Act of 1934 and the Investment Advisory Agreement, the Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Funds under the Investment Advisory Agreement. Due to research services provided by brokers, the Funds may direct trades to certain brokers.

There were no directed trades in exchange for research services during the most recent fiscal year ended September 30, 2023.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

When a Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined (“blocked”) basis. Blocked transactions can produce better execution for the Funds because of the increased volume of the transaction. If the entire blocked order is not filled, a Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, a Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Adviser, taking into account such factors as the size of the individual orders and transaction costs, when the Adviser believes an adjustment is reasonable.

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The following table sets forth the brokerage commissions paid by the Partners Fund, the Focused SCV Fund and the International Value Fund) on its portfolio brokerage transactions during the periods shown:

Partners Fund
Fiscal Year End	Brokerage Commissions
September 30, 2021	$12,425
September 30, 2022	$23,998
September 30, 2023	$39,517
Focused SCV Fund
Fiscal Year End	Brokerage Commissions
September 30, 2021	$8,732
September 30, 2022	$6,924
September 30, 2023	$11,281
International Value Fund
Fiscal Year End	Brokerage Commissions
September 30, 2022	$9,708
September 30, 2023	$3,051

For the year ended September 30, 2023, the Funds paid no brokerage commissions to affiliated brokers. The Funds are required to identify any securities of their “regular broker and dealers” (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal years. As of September 30, 2023, the Funds did not hold any securities of their regular brokers and dealers.

DESCRIPTION OF THE TRUST

The Trust was organized as a Delaware statutory trust on April 9, 2007. The Trust’s Agreement and Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. The Agreement and Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. The Trust’s shares of beneficial interest have no par value.

The Trust is authorized to issue three classes of shares: Investor Class shares imposing no front-end or deferred sales charges and imposing a 0.25% 12b-1 fee and 2.00% redemption fee; Institutional Class and Super Institutional Class shares imposing no front-end, deferred sales charges, 12b-1 fees or redemption fees.

Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual fund, shareholders of a fund are entitled to receive the assets available for distribution belonging to the particular fund, and a proportionate distribution, based upon the relative asset values of the respective fund, of any general assets of the Trust not belonging to any particular fund which are available for distribution.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held and will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Board determines that the matter to be voted on affects only the interests of shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Trust’s outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

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Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. A particular fund is deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an investment management agreement or any change in an investment objective, if fundamental, or in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to series or class.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

The Board has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares of any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust’s shares as the Board may deem desirable. The Agreement and Declaration of Trust authorizes the trustees, without shareholder approval, to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the trustees without shareholder approval. However, the exercise of such authority by the Board without shareholder approval may be subject to certain restrictions or limitations under the 1940 Act.

CODES OF ETHICS

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and Commonwealth Fund Services, Inc. (the “Administrator”), the Trust’s administrator, have each adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

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 ADDITIONAL TAX INFORMATION

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders. The discussion reflects applicable U.S. federal income tax laws as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate, or gift tax, or foreign, state, or local tax concerns affecting the Funds and their shareholders (including shareholders owning large positions in a Fund). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Funds.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust (“REIT”), insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, or dealer in securities. Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes shares of the Funds are held by U.S. shareholders (defined below) and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of shares of the Funds that is for U.S. federal income tax purposes:

●	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

●	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

●	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

●	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions or a trust that has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of the Funds that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of a Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A partner of a partnership that will hold shares of the Funds should consult its own tax advisers with respect to the purchase, ownership and disposition of shares of the Funds by the partnership.

Taxation as a RIC. Each Fund intends to qualify and remain qualified as a RIC under the Internal Revenue Code of 1986, as amended (the “Code”). There can be no assurance that each Fund will so qualify. A Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, a Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership” (the "Income Test”). A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Code Section 7704. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Fund in the same manner as realized by the partnership or trust.

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If a RIC fails the Income Test and such failure was due to reasonable cause and not willful neglect, generally it will not be subject to the U.S. federal income tax rate applicable to corporations. Instead, the amount of the penalty for non-compliance is U.S. federal corporate income tax on the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

With respect to the asset-diversification requirement, each Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships (the “Asset Test”).

If a RIC fails the Asset Test, such RIC, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis.”

Similarly, if a RIC fails the Asset Test and the failure is not de minimis, a RIC can cure the failure if: (i) the RIC files with the U.S. Treasury Department a description of each asset that caused the RIC to fail the Asset Test; (ii) the failure is due to reasonable cause and not willful neglect; and (iii) the failure is cured within six months (or such other period specified by the U.S. Treasury Department). In such cases, a tax is imposed on the RIC equal to the greater of: (i) $50,000 or (ii) an amount determined by multiplying the highest corporate U.S. federal income tax rate (currently 21%) by the amount of net income generated during the period of the Asset Test failure by the assets that caused the RIC to fail the Asset Test.

If a Fund qualifies as a regulated investment company (“RIC”) and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed (the “Distribution Test”), the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by the Fund will be subject to regular corporate U.S. federal income tax rates (currently at a maximum rate of 21%). Each Fund intends to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

Each Fund will generally be subject to a nondeductible 4% U.S. federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. To avoid the 4% U.S. federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98.2% of a Fund’s ordinary income (computed on a calendar year basis), (ii) 98% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which the Fund paid no U.S. federal income tax in preceding years. The Funds generally intend to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, do not expect to be subject to this excise tax.

A Fund may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if a Fund holds debt obligations that are treated under applicable U.S. federal income tax rules as having original issue discount (“OID”), such as debt instruments with payment of in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants, the Fund must include in income each year a portion of the OID that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any OID accrued will be included in a Fund’s “investment company taxable income” (discussed below) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the Distribution Test, even though it will not have received an amount of cash that corresponds with the accrued income.

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A RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). These capital loss carryforwards may be utilized in future years to offset net realized capital gains of a Fund, if any, prior to distributing such gains to shareholders. As of September 30, 2023, the Focused SCV Fund had a capital loss carryforward of $1,123,916, of which $596,806 is considered short term and $527,110 is considered long term. The Partners Fund and the International Value Fund had no capital loss carryforwards as of September 30, 2023.

Except as set forth below in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that each Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC. If a Fund is unable to satisfy the Distribution Test or otherwise fails to qualify as a RIC in any year, it will be subject to corporate U.S. federal income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to a Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate U.S. shareholders, and U.S. non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for preferential rates of U.S. federal income taxation, provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of a Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their shares of the Fund, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, a Fund would be required to satisfy the Income Test, Asset Test and Distribution Test for that year and distribute of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, a Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Taxation for U.S. Shareholders. Distributions paid to U.S. shareholders by a Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares of the Fund. Such distributions (if designated by a Fund) may qualify (i) for the dividends received deduction in the case of corporate U.S. shareholders to the extent that a Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or REITs or (ii) in the case of individual U.S. shareholders, as qualified dividend income eligible to be taxed at preferential rates to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable U.S. corporations and qualified foreign corporations (which generally include foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company (a “PFIC”). Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“Capital Gain Dividends”), including Capital Gain Dividends credited to such U.S. shareholder but retained by the Fund, are taxable to such U.S. shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such U.S. shareholder owned the shares of the Fund. The maximum tax rate on Capital Gain Dividends received by individuals is generally 20%. Distributions in excess of a Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares of the Fund and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder.

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A Fund is not required to provide written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions. The Forms 1099 sent to the U.S. shareholders will instead serve this notice purpose.

As a RIC, each Fund will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between a Fund and the U.S. shareholders and this may affect the shareholders’ AMT liabilities. The Funds intend in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Funds’ taxable income, determined without regard to the dividends paid deduction.

For purpose of determining (i) whether the Distribution Test is satisfied for any year and (ii) the amount of Capital gain Dividends paid for that year, a Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the prior taxable year. If a Fund makes such an election, a U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by a Fund in October, November, or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

Each Fund intends to distribute all realized capital gains, if any, at least annually. If, however, a Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the U.S. federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares of the Fund owned by a U.S. shareholder will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the U.S. shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares, such as exchanges, of the Funds generally are taxable events. U.S. shareholders should consult their own tax adviser with reference to their individual circumstances to determine whether any particular transaction in the shares of a Fund is properly treated as a sale or exchange for U.S. federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of a Fund will generally result in capital gain or loss to a U.S. shareholder equal to the difference between the amount realized and the shareholder’s adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received (including amounts credited as an undistributed Capital Gain Dividend) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of a Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Both long-term and short-term capital gain of U.S. corporations are taxed at the rates applicable to ordinary income of corporations. For non-corporate U.S. taxpayers, short-term capital gain is taxed at the rate applicable to ordinary income, while long-term capital gain generally is taxed at a maximum rate of 20%. Capital losses are subject to certain limitations.

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Each Fund is required to report its shareholders’ cost basis, gain/loss, and holding period to the IRS on the Fund’s shareholders’ Consolidated Form 1099s.

The Funds have chosen average cost as their standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds’ standing tax lot identification method is the method shares will be reported on a U.S. shareholder’s Consolidated Form 1099 if the U.S. shareholder does not select a specific tax lot identification method. U.S. shareholders may choose a method different than a Fund’s standing method and will be able to do so at the time of their purchase or upon the sale of shares.

The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. U.S. shareholders should consult independent sources, which may include a tax professional, with respect to any decisions they may make with respect to choosing a tax lot identification method.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Funds. U.S. shareholders are urged to consult their own tax advisers regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

Higher-Risk Securities. To the extent such investments are permissible for a Fund, a Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, the original issue discount OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether a Fund should recognize market discount on a debt obligation, and if so, what amount of market discount the Fund should recognize. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by a Fund, if any, that are considered for U.S. federal income tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

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Tax-Exempt Shareholders. A tax-exempt U.S. shareholder could recognize unrelated business taxable income (“UBTI”) by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt U.S. shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt U.S. shareholder may recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in a taxable mortgage pools (“TMPs”) if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. A CRT (as defined in Code Section 664) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest U.S. federal corporate income tax rate. The extent to which this IRS guidance remains applicable is unclear. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their own tax advisers concerning the consequences of investing in the Funds.

Passive Foreign Investment Companies. A PFIC is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest, royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by a Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to the Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, if a Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (“QEF”), the Fund will be required to include its share of the PFIC s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, a Fund may make an election to mark to market the gains (and to a limited extent losses) in its PFIC holdings as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.

Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

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Foreign Taxation. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Funds do not expect to be eligible to pass through to shareholders a credit or deduction for such taxes.

Non-U.S. Shareholders. Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by a Fund to a Non-U.S. shareholder are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

A RIC is not required to withhold any amounts (i) with respect to distributions (other than distributions to a Non-U.S. shareholder (a) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (b) to the extent that the dividend is attributable to certain interest on an obligation if the Non-U.S. shareholder is the issuer or is a 10% shareholder of the issuer, (c) that is within a foreign country that has inadequate information exchange with the United States, or (d) to the extent the dividend is attributable to interest paid by a person that is a related person of the Non-U.S. shareholder and the Non-U.S. shareholder is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by a Non-U.S. shareholder, to the extent such distributions are properly reported as such by a Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual Non-U.S. shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests (“USRPIs”) as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the RIC (“Short-Term Capital Gain Dividends”). If a Fund invests in an underlying fund that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to Non-U.S. shareholders.

The Funds are permitted to report such part of their dividends as interest-related or Short-Term Capital Gain Dividends as are eligible but are not required to do so. These exemptions from withholding will not be available to Non-U.S. shareholders if a Fund does not report dividends as interest-related or Short-Term Capital Gain Dividends.

In the case of shares of a Fund held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or Short-Term Capital Gain Dividend to shareholders. Non-U.S. shareholders should contact their intermediaries regarding the application of these rules to their accounts.

A Non-U.S. shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such shareholder within the United States, (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of USRPIs apply to the Non-U.S. shareholder’s sale of shares of the Fund or to a Capital Gain Dividend received by the Non-U.S. shareholder.

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Special rules would apply if a Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a U.S. corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If a Fund were a USRPHC or would be a USRPHC but for certain exceptions , any distributions by the Fund to a Non-U.S. shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of USRPIs or to distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands generally would be subject to U.S. federal income tax withholding. In addition, such distributions could result in a Non-U.S. shareholder being required to file a U.S. federal income tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a Non-U.S. shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the Non-U.S. shareholder’s current and past ownership of a Fund. This “look-through” USRPI treatment for distributions by a Fund, if it were either a USRPHC or would be a USRPHC but for the operation of certain exceptions, to Non-U.S. shareholders applies only to those distributions that, in turn, are attributable to distributions received by a Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

In addition, if a Fund were a USRPHC or former USRPHC, it could be required to withhold U.S. federal income tax on the proceeds of a share redemption by a greater-than-5% Non-U.S. shareholder, in which case such Non-U.S. shareholder generally would also be required to file a U.S. federal income tax return and pay any additional taxes due in connection with the redemption.

Whether or not a Fund is characterized as a USRPHC will depend upon the nature and mix of the Fund’s assets. The Funds do not expect to be USRPHCs. Non-U.S. shareholders should consult their own tax advisers concerning the application of these rules to their investment in the Funds.

If a Non-U.S. shareholder has a trade or business in the United States, and the dividends from the Fund are effectively connected with the Non-U.S. shareholder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a Non-U.S. shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that Non-U.S. shareholder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its Non-U.S. status (including, in general, furnishing an applicable IRS Form W-8). Non-U.S. shareholders should consult their own tax advisers in this regard.

A Non-U.S. shareholder may be subject to U.S. state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Backup Withholding. The Funds generally are required to backup withhold and remit to the U.S. Treasury Department a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to properly certify to the Funds that he or she is not subject to such withholding. The backup withholding tax rate currently is 24%.

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Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

FATCA. Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (i) income dividends paid by the Fund and (ii) in the future, possibly certain capital gain distributions and the proceeds arising from the sale of shares of a Fund paid by the Fund. FATCA withholding tax generally can be avoided: (i) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (ii) by an NFFE, if it: (a) certifies that it has no substantial U.S. persons as owners or (b) if it does have such owners, reports information relating to them. The Funds may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA, generally on an applicable IRS Form W-8.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments purchased through defined contribution plans and other tax-qualified plans. Shareholders should consult their own tax advisers to determine the suitability of shares of a Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

Possible Tax Law Changes. At the time that this SAI was being prepared, various administrative and legislative changes to the U.S. federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place or what the changes might entail.

The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury regulations in effect as they directly govern the taxation of the Funds and their shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their own tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

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 PRICING AND PURCHASE OF FUND SHARES

PRICING OF FUND SHARES

General Policy. The Funds adhere to Section 2(a)(41), and Rules 2a-4 and 2a-5 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Valuation Designee (as defined below).

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security’s primary exchange is normally open at that time). Securities that are listed on an exchange and which are not traded on the valuation date are valued at the last quoted trade price. Securities traded over the counter are valued at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Funds’ pricing time, the security will be valued at fair value as determined in by the Valuation Designee (as defined below).

Money Market Securities and other Debt Securities. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents approved by the Board. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Funds’ pricing time, the security will be valued at fair value as determined in good faith by the Valuation Designee (as defined below).

Fair Valuation. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received upon the sale of the security or asset in an orderly transaction between market participants at the measurement date and time. Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee (“Valuation Designee”) for the Funds to perform fair value determinations relating to all Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through a fair valuation committee and may apply fair valuation methodologies approved by the Board, or utilize prices or inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources that have been approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Funds’ and Valuation Designee's policies and procedures are intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

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PURCHASES AND SALES THROUGH BROKER DEALERS

The Funds may be purchased through broker dealers and other intermediaries. The Funds have authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, received the order. Customer orders will be priced at a Fund’s net asset value next computed after they are received by an authorized broker or the broker’s authorized designee.

 REDEMPTIONS IN KIND

The Funds do not intend to redeem shares in any form except cash. However, if the redemption amount is over the lesser of $250,000 or 1% of a Fund’s net assets, pursuant to an election under Rule 18f-1 under the 1940 Act by the Trust on behalf of the Fund, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net assets in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses such as the payment of brokerage commissions on the sale or other disposition of the securities received from the Funds.

 ADDITIONAL SERVICE PROVIDERS

CUSTODIAN

Fifth Third Bank. (the “Custodian”), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as the custodian of the Funds’ assets. The Custodian has entered into a foreign sub-custody arrangement with The Bank of New York, as the approved foreign custody manager (the Delegate) to perform certain functions with respect to the custody of the Funds’ assets outside of the United States of America. The Delegate shall place and maintain the Funds’ assets with an eligible foreign custodian; provided that, the Delegate shall be required to determine that the Funds’ assets will be subject to reasonable care based on the standards applicable to custodians in the relevant market.

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

Pursuant to a Fund Services Agreement, Commonwealth Fund Services, Inc. (“CFS”, the “Administrator” or the “Transfer Agent”) 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the Funds’ administrator, transfer agent and accounting agent.

In its capacity as administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Adviser. CFS will provide certain administrative services and facilities for the Funds, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements. CFS, as administrative agent for the Funds, will provide shareholder, recordkeeping, administrative and blue-sky filing services.

As transfer agent, CFS provides certain shareholder and other services to the Funds, including furnishing account and transaction information and maintaining shareholder account records. CFS will be responsible for processing orders and payments for share purchases. CFS will mail proxy materials (and receive and tabulate proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. CFS will disburse income dividends and capital distributions and prepare and file appropriate tax-related information concerning dividends and distributions to shareholders.

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CFS also provides accounting services to the Funds. CFS will be responsible for accounting relating to the Funds and their investment transactions; maintaining certain books and records of the Funds; determining daily the net asset value per share of the Funds; and preparing security position, transaction and cash position reports. CFS also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFS is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Trust, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records.

CFS receives, for administrative services, an asset-based fee based computed daily and paid monthly on the average daily net assets of the Funds, subject to a minimum fee plus out-of-pocket expenses. CFS receives, for transfer agency services, per account fees computed daily and paid monthly, subject to a minimum fee plus out-of-pocket expenses. CFS receives, for fund accounting services, an asset-based fee, computed daily and paid monthly on the average daily net assets of the Funds, subject to a minimum fee plus out-of-pocket expenses.

The following table provides information regarding transfer agent, fund accounting and administrative services fees paid by the Funds for the periods indicated:

Fund	Fees Paid for Transfer Agent Services	Fees Paid for Accounting Services	Fees Paid for Administrative Services
Fiscal Year Ended September 30, 2023
Partners Fund	$18,174	$54,363	$109,739
Focused SCV Fund	$19,063	$30,077	$18,448
International Value Fund	$11,484	$21,178	$3,968
Fiscal Year Ended September 30, 2022
Partners Fund	$21,755	$35,827	$76,572
Focused SCV Fund	$20,353	$25,799	$24,588
International Value Fund	$4,539	$12,050	$5,700
Fiscal Year Ended September 30, 2021
Partners Fund	$21,740	$25,001	$45,010
Focused SCV Fund	$21,625	$24,201	$30,173

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Funds’ independent registered public accounting firm, Cohen & Company, Ltd., audits the Funds’ annual financial statements and prepares the Funds’ tax returns. Cohen & Company, Ltd. is located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115.

LEGAL COUNSEL

Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel for the Trust and Funds.

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DISTRIBUTOR

Effective December 1, 2021, Foreside Fund Services, LLC (“Foreside” or the “Distributor”), an affiliate of Foreside Financial Group, LLC (d/b/a ACA Group) located at Three Canal Plaza, Suite 100, Portland, Maine 04101, serves as the principal underwriter and national distributor for the shares of the Funds pursuant to a Distribution Agreement (the “Distribution Agreement”). The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval.

Under the Distribution Agreement, the Distributor serves as the Funds’ principal underwriter and acts as exclusive agent for the Funds in selling their shares to the public on a “best efforts” basis and then only in respect to orders placed – that is, the Distributor is under no obligations to sell any specific number of shares.

Foreside is registered as a broker-dealer and is a member of the Financial Industry Regulatory Authority. The offering of the Funds’ shares is continuous. The Distributor will review the Rule 12b-1 Plan expenditures paid by the Trust’s fund administrator pursuant to the Rule 12b-1 Plan. The Distributor, in conjunction with the fund administrator, maintains processes to ensure that Rule 12b-1 Plan fees are paid in accordance with the Rule 12b-1 Plan. The Adviser may compensate the Distributor for certain distribution related activities.

ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares. You may buy shares through accounts with brokers and other institutions (“authorized institutions”) that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Funds. You will also generally have to address your correspondence or questions regarding the Funds to your authorized institution. The offering price per share is equal to the net asset value next determined after the Funds or authorized institution receives your purchase order, plus any applicable sales charge.

Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Funds on time. Certain authorized institutions have agreements with the Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment to the Funds by the time it prices its shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

The Funds reserve the right to reject any purchase order and to suspend the offering of shares. Under certain circumstances the Trust or the Adviser may waive the minimum initial investment for purchases by officers, trustees, and employees of the Trust and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Funds may also change or waive policies concerning minimum investment amounts at any time.

Exchanging Shares. If you request the exchange of the total value of your account from one fund to another managed by the Adviser, we will reinvest any declared but unpaid income dividends and capital gain distributions in the new fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

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If a substantial number of shareholders sell their shares of a Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is the Funds’ general policy to initially invest in short-term, interest-bearing money market instruments.

However, if the Adviser believes that attractive investment opportunities (consistent with a Fund’s investment objective and policies) exist immediately, then it will invest such money in portfolio securities in as orderly a manner as is possible.

The proceeds from the sale of shares of a Fund may not be available until the third business day following the sale. The fund you are seeking to exchange into may also delay issuing shares until that third business day. The sale of Fund shares to complete an exchange will be effected at net asset value of the Fund next computed after your request for exchange is received in proper form.

Eligible Benefit Plans. An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan’s inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in Fund shares and/or certain other funds.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $2,500 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

Selling Shares. You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Funds will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

The Funds’ procedure is to redeem shares at the net asset value next determined after the Transfer Agent receives the redemption request in proper order, less any applicable deferred sales charge on purchases held for less than one year and for which no sales charge was paid at the time of purchase. Payment will be made promptly, but no later than the seventh day following the receipt of the redemption request in proper order. The Board may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

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SHAREHOLDER SERVICES

As described briefly in the applicable prospectus, the Funds offer the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the account application provided with the prospectus to open your account.

Telephone Transactions. A shareholder may redeem shares or transfer into another fund by telephone if this service is requested at the time the shareholder completes the initial account application. If it is not elected at that time, it may be elected at a later date by making a request in writing to the Transfer Agent and having the signature on the request guaranteed. The Funds employ reasonable procedures designed to confirm the authenticity of instructions communicated by telephone and, if they do not, they may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption or transfer bears the risk of loss which may result from unauthorized or fraudulent transactions which the Funds believe to be genuine. When requesting a telephone redemption or transfer, the shareholder will be asked to respond to certain questions designed to confirm the shareholder’s identity as the shareholder of record. Cooperation with these procedures helps to protect the account and the Funds from unauthorized transactions.

Automatic Investment Plan. Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into the Funds. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent toll-free at 800-628-4077.

Retirement Plans. Fund shares are available for purchase in connection with the following tax-deferred prototype retirement plans:

●	Traditional IRA. An individual retirement account. Your contribution may or may not be deductible depending on your circumstances. Assets can grow tax-deferred and distributions are taxable as income.

●	Roth IRA. An IRA with non-deductible contributions, tax-free growth of assets, and tax-free distributions for qualified distributions.

●	Spousal IRA. An IRA funded by a working spouse in the name of a non-earning spouse.

●	SEP-IRA. An individual retirement account funded by employer contributions. Your assets grow tax-deferred and distributions are taxable as income.

●	Keogh or Profit-Sharing Plans. These plans allow corporations, partnerships and individuals who are self-employed to make tax-deductible contributions of up to $35,000 for each person covered by the plans.

●	403(b) Plans. An arrangement that allows employers of charitable or educational organizations to make voluntary salary reduction contributions to a tax-deferred account.

●	401(k) Plans. Allows employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

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For information about eligibility requirements and other matters concerning these plans and to obtain the necessary forms to participate in these plans, please call the Trust toll-free at 800-673-0550. Each plan’s custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax adviser for specific advice concerning your tax status and plans.

Exchange Privilege. To the extent that the Adviser manages other funds in the Trust, shareholders may exchange their shares for shares of any other series of the Trust managed by the Adviser, provided the shares of the Fund the shareholder is exchanging into are registered for sale in the shareholder’s state of residence. As of the date of this prospectus, the Adviser manages two funds in the Trust. Each account must meet the minimum investment requirements. Also, to make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. Your exchange will take effect as of the next determination of the Fund’s net asset value per share (usually at the close of business on the same day). The Trust reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Trust determine that it would be in the best interest of its shareholders to do so. For tax purposes, an exchange constitutes the sale of the shares of the fund from which you are exchanging and the purchase of shares of the fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for U.S. federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

PLAN OF DISTRIBUTION

The Funds have a Distribution and Shareholder Services Plan Pursuant to Rule 12b-1 (the “12b-1 Plan”) for its Investor Class shares under which it may finance certain activities primarily intended to sell Investor Class shares. The Trust has adopted the 12b-1 Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Trust intends to operate the 12b-1 Plan in accordance with its terms and with the Financial Industry Regulatory Authority rules concerning sales charges.

The 12b-1 Plan provides that the Funds will pay a fee at an annual rate of up to 0.25% of the average daily net assets attributable to the Funds’ outstanding Investor Class shares in consideration for distribution and other services, which are described more fully below. The fee is generally paid to broker-dealers and financial intermediaries for distribution-related activities. The Funds do not participate in any joint distribution activities.

As noted above, payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1 under the 1940 Act. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by the Trust." Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. In accordance with Rule 12b-1, the 12b-1 Plan provides that a report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred, will be made to the Board for its review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which shares of the Funds may bear for distribution pursuant to the 12b-1 Plan without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board, and by a majority of the trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreement (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments. No 12b-1 Trustees has a financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto.

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The Trust understands that certain financial intermediaries may charge fees to their customers who are the beneficial owners of Funds shares, in connection with their accounts with such financial intermediaries. Any such fees would be in addition to any amounts which may be received by an institution under the 12b-1 Plan.

The Board has concluded that there is a reasonable likelihood that the 12b-1 Plan will benefit the Funds. It is anticipated that the 12b-1 Plan will benefit shareholders because an effective sales program typically is necessary for the Funds to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The 12b-1 Plan is subject to annual re-approval by a majority of the 12b-1 Trustees and is terminable at any time with respect to the Funds or the Investor Class shares of the Funds by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the Investor Class’ outstanding shares of the Funds. Any agreement entered into pursuant to the Plan with a Financial Intermediary is terminable with respect to the Funds without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the applicable classes' outstanding shares of the Funds, by the Distributor or by the Financial Intermediary. An agreement will also terminate automatically in the event of its assignment. As long as the 12b-1 Plan is in effect, the nomination of trustees who are not interested persons of the Trust (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Trustees.

The 12b-1 Plan provides that expenditures may include, without limitation: (a) payments to the Distributor and to securities dealers and others in respect of the sale of shares of the Funds; (b) payment of compensation to and expenses of personnel (including personnel of organizations with which the Trust has entered into agreements related to the 12b-1 Plan) who engage in or support distribution of shares of the Funds or who render shareholder support services not otherwise provided by the Trust’s transfer agent, administrator, or custodian, including but not limited to, answering inquiries regarding the Trust, processing shareholder transactions, providing personal services and/or the maintenance of shareholder accounts, providing other shareholder liaison services, responding to shareholder inquiries, providing information on shareholder investments in the shares of the Funds, and providing such other shareholder services as the Trust may reasonably request, arranging for bank wires, assisting shareholders in changing dividend options, account designations and addresses, providing information periodically to shareholders showing their positions in the Funds, forwarding communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders, processing purchase, exchange, and redemption requests from shareholders and placing orders with the Funds or its service providers; (c) formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (d) preparation, printing and distribution of sales literature; (e) preparation, printing and distribution of prospectuses and statements of additional information and reports of the Trust for recipients other than existing shareholders of the Trust; (f) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding the Funds investment objectives and policies and other information about the Funds, including the performance of the Funds; (g) obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable.

For the fiscal year ended September 30, 2023, the Partners Fund incurred $1,882 in 12b-1 fees, which were received by the Fund’s distributor and used for general distribution purposes. For the fiscal year ended September 30, 2023, the Focused SCV Fund incurred $45 in 12b-1 fees, which were received by the Fund’s distributor and used for general distribution purposes. For the fiscal year ended September 30, 2023, the International Value Fund incurred $43 in 12b-1 fees, which were received by the Fund’s distributor and used for general distribution purposes.

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SHAREHOLDER SERVICES PLAN

The Funds have adopted a shareholder services plan on behalf of its Investor Class and Institutional Class shares. Under a shareholder services plan, the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder's account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment "sweep" functions; and 8) furnishing investment advisory services.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believes the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follows the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Funds will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm's customers.

DISCLOSURE OF PORTFOLIO SECURITY HOLDINGS

This Disclosure of Portfolio Securities Holdings Policy (the “Policy”) shall govern the disclosure of the portfolio securities holdings of each of the Funds. The Trust maintains this Policy to ensure that disclosure of information about portfolio securities is in the best interests of the Funds and the Funds’ shareholders. The Board reviews these policies and procedures as necessary and compliance will be periodically assessed by the Board in connection with a report from the Trust’s Chief Compliance Officer. In addition, the Board has reviewed and approved the provision of portfolio holdings information to entities described below that may be prior to and more frequently than the public disclosure of such information (i.e., “non-standard disclosure”). The Board has also delegated authority to the officers of the Trust and Adviser to provide such information in certain circumstances (see below).

The Trust is required by the SEC to publicly file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust’s annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-PORT for the first and third fiscal quarters. Certain portfolio information is also included on Form N-PORT that is filed for the second and fourth fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the respective quarter. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-PORT must be filed with the SEC and will be made publicly available no later than sixty (60) calendar days after the end of the applicable quarter.

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Additionally, the Trust’s service providers which have contracted to provide services to the Trust and its funds, including, for example, the custodian, the fund accountants and other service providers assisting with materials utilized in the Board’s 15-c processes that require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Trust has a legitimate business purpose for doing so. The Trust has the following ongoing arrangements with certain third parties to provide the Funds’ portfolio holdings information:

1.	to the Trust’s auditors within sixty (60) days after the applicable fiscal period or other periods as necessary for use in providing audit opinions and other advice related to financial, regulatory, or tax reporting;

2.	to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Trust regulatory filings; and

3.	to the Trust’s administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Funds.

The Trust’s service providers may also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities. Additionally, the Adviser may establish ongoing arrangements with certain third parties to provide the Funds’ portfolio holdings information that the Adviser determines that the Funds have a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality. These third parties may include:

1.	financial data processing companies that provide automated data scanning and monitoring services for the Funds;

2.	research companies that allow the Adviser to perform attribution analysis for the Funds; and

3.	the Adviser’s proxy voting agent to assess and vote proxies on behalf of the Funds.

From time to time, employees of the Adviser may express their views orally or in writing on the Funds’ portfolio securities or may state that a Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund’s most recent quarter-end and therefore may not be reflected on the list of the Fund’s most recent quarter-end portfolio holdings. These views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the Funds, persons considering investing in the Funds or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which the Adviser may determine. The nature and content of the views and statements provided to each of these persons may differ. From time to time, employees of the Adviser also may provide oral or written information (“portfolio commentary”) about the Funds, including, but not limited to, how the Funds’ investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. The Adviser may also provide oral or written information (“statistical information”) about various financial characteristics of the Funds or their underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Funds may be based on a Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

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Additionally, employees of the Adviser may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving a Fund’s portfolio securities. The Adviser does not enter into formal non-disclosure or confidentiality agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who the Adviser believed was misusing the disclosed information.

The Adviser or its affiliates may manage products sponsored by companies other than itself, including investment companies, offshore funds, and separate accounts and affiliates of the Adviser may provide investment related services, including research services, to other companies, including other investment companies, offshore funds, institutional investors and other entities. In each of these instances, the sponsors of these other companies and the affiliates of the Adviser may receive compensation for their services. In many cases, these other products may be managed in a similar fashion to the Funds and thus have similar portfolio holdings, and the other investment related services provided by affiliates of the Adviser may involve disclosure of information that is also utilized by the Adviser in managing the Funds. The sponsors of these other products may disclose the portfolio holdings of their products at different times than the Adviser discloses portfolio holdings for the Funds, and affiliates of the Adviser may provide investment related services to its clients at times that are different than the times disclosed to the Funds.

The Trust and the Adviser currently have no other arrangements for the provision of non-standard disclosure to any party or shareholder. Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Funds’ portfolio holdings, the Trust will refer the third-party to the latest regulatory filing.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Trust and its shareholders. The Trust’s CCO is responsible for monitoring the use and disclosure of information relating to Fund portfolio securities. Although no material conflicts of interest are believed to exist that could disadvantage the Funds and their shareholders, various safeguards have been implemented to protect the Funds and their shareholders from conflicts of interest, including: the adoption of Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act designed to prevent fraudulent, deceptive or manipulative acts by officers and employees of the Trust, the Adviser and the Distributor in connection with their personal securities transactions; the adoption by the Adviser and Distributor of insider trading policies and procedures designed to prevent their employees’ misuse of material non-public information; and the adoption by the Trust of a Code of Ethics for Officers that requires the Chief Executive Officer and Chief Financial Officer of the Trust to report to the Board any affiliations or other relationships that could potentially create a conflict of interest with the Funds. There may be instances where the interests of the Trust’s shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Adviser, the Distributor, or an affiliated person of the Trust, the Adviser or the Distributor. In such situations, the conflict must be disclosed to the Board and the Board will attempt to resolve the situation in a manner that it deems in the best interests of the Funds.

Affiliated persons of the Trust who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Except as provided above, affiliated persons of the Trust and third-party service providers of the Trust receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

Neither the Trust, the Funds, nor the Adviser receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

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PROXY VOTING POLICIES

The Trust is required to disclose information concerning the Funds’ proxy voting policies and procedures to shareholders. The Board has delegated to the Adviser the responsibility for decisions regarding proxy voting for securities held by the Funds. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board, and which are found in Exhibit B. The Proxy Voting Policies and Procedures of the Trust are included as Exhibit A. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, will be available (1) without charge, upon request by calling toll-free 800-673-0550; and (2) on the SEC’s website at http://www.sec.gov.

 FINANCIAL STATEMENTS

The Annual Report for the Funds for the fiscal year ended September 30, 2023 has been filed with the SEC. The financial statements contained in the Annual Report are incorporated by reference into this SAI. The financial statements and financial highlights for the Partners Fund, the Focused SCV Fund and the International Value Fund included in the Annual Report have been audited by the Funds’ independent registered public accounting firm, Cohen & Company, Ltd., whose report thereon also appears in such Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. The financial statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. You can receive free copies of reports, request other information and discuss your questions about the Funds by contacting the Funds directly at:

Clifford Capital Funds

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Telephone: 800-673-0550

https://cliffordcap.com/fundreports/

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Exhibit A

 World Funds Trust

PROXY VOTING POLICY AND PROCEDURES

 The World Funds Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Adviser

The Board believes that the investment adviser, or the investment sub-adviser as appropriate, of each Fund (each an “Adviser”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Adviser of each Fund to make decisions on how to cast proxy votes on behalf of such Fund.

The Trust hereby designates the Adviser of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, each Adviser shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Adviser shall perform these duties in accordance with the Adviser’s proxy voting policy, a copy of which shall be presented to this Board for its review. Each Adviser shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Conflict of Interest Transactions

In some instances, an Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders and those of the Adviser or an affiliated person of the Adviser. In such case, the Adviser is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. In the event that the Board is required to vote a proxy because an Adviser has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Adviser’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Adviser of its final decision on the matter and the Adviser shall vote in accordance with the Board’s decision.

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Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If a Fund has a website, the Fund may post a copy of its Adviser’s proxy voting policy and this Policy on such website. A copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

Each Adviser shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s administrator within 30 days following the end of each 12-month period ending June 30. The Trust’s administrator will file a report based on such record on Form N-PX on an annual basis with the U. S. Securities and Exchange Commission no later than August 31st of each year.

Adopted: November 26, 2013

Last Amended: February 20, 2019

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Exhibit B

CLIFFORD CAPITAL PARTNERS, LLC

PROXY VOTING POLICY

1.	Introduction

As a registered investment adviser, CCP has a fiduciary duty to act solely in the best interests of its clients. If the client is a registered investment company under the Investment Company Act of 1940 or the client requests CCP to do so in writing, CCP will vote proxy materials for its clients.

In cases where the discretionary client has delegated proxy voting responsibility and authority to the Company, CCP has adopted and implemented the following policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best interests of its clients. In pursuing this policy, proxies should be voted in a manner that is intended to maximize value to the client. In situations where CCP accepts such delegation and agrees to vote proxies, CCP will do so in accordance with these Policies and Procedures. CCP may delegate its responsibilities under these Policies and Procedures to a third party, provided that no such delegation shall relieve CCP of its responsibilities hereunder and CCP shall retain final authority and fiduciary responsibility for such proxy voting.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

2.	Voting Guidelines

CCP independently votes proxies on a case-by-case basis in a manner it believes to be in the best economic interest of the Company’s shareholders and maintains supporting documentation for those votes.

CCP may determine not to vote a particular proxy if the costs and burdens exceed the benefits of voting (e.g., when securities are subject to loan or to share blocking restrictions).

3.	Responsibility

CCP utilizes Broadridge Financial Solutions, Inc. (“Broadridge”) an outsourcing provider to the global financial services industry, to coordinate, process, manage and maintain electronic records of CCP proxy votes.

CCP’s Portfolio Manager is responsible for responding to any corporate actions as well as to determine how each issue on proxy ballots is to be voted, unless it is determined that not voting is in the best interest of the client.

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CCP has appointed Harvey Olsingch to oversee the proxy-voting program. He is responsible for maintaining this policy, reviewing it at least annually, and updating it as required. He may delegate certain administrative functions of the program to another member of the staff; but retains overall responsibility for its undertaking.

All proxy materials should be directed to Broadridge; however, if CCP receives proxy statements on behalf of clients, the material should be forwarded to Broadridge unless the account is voted manually by CCP. The Company is not responsible for voting proxies it does not receive but will make reasonable efforts to obtain missing proxies.

4.	Registered Investment Companies

In cases in which the client is a registered investment company under the Investment Company Act of 1940, delegates proxy voting, CCP will vote proxies pursuant to this policy.

5.	Conflicts of Interest

CCP shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist only if the Portfolio Manager actually knows or should have known of the conflict. CCP is sensitive to conflicts of interest that may arise in the proxy decision-making process and has identified the following potential conflicts of interest:

●	A principal of CCP or any person involved in the proxy decision-making process currently serves on the Board of the portfolio company.

●	An immediate family member of a principal of CCP or any person involved in the proxy decision-making process currently serves as a director or executive officer of the portfolio company.

●	CCP, any fund managed by CCP, or any affiliate holds a significant ownership interest in the portfolio company.

This list is not intended to be exclusive. All employees are obligated to disclose any potential conflict to CCP’s CCO.

Conflict Policy for Sub-Advised Relationships and Direct Clients

In the event an employee determines that CCP has a conflict of interest due to, for example, a relationship with a company or an affiliate of a company, or for any other reason which could influence the advice given, the employee will advise the CCO and the Portfolio Manager will decide whether CCP should either (1) disclose the conflict to the client to enable the client to evaluate CCP’s proxy voting advice in light of the conflict or (2) disclose to the client the conflict, with no voting recommendation, and vote in accordance with the client’s instructions. CCP will resolve identified conflicts of interest in the best interest of the client.

Conflict Policy for Registered Investment Companies

In some instances, an Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders and those of the Adviser or an affiliated person of the Adviser. In such case, the Adviser is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. In the event that the Board is required to vote a proxy because an Adviser has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Adviser’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Adviser of its final decision on the matter and the Adviser shall vote in accordance with the Board’s decision.

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6.	Oversight of Third Parties

The CCO or designee will conduct annual due diligence to evaluate Broadridge continuing ability to adequately provide services to CCP and its clients and protect and preserve its records.

The CCO or designee will also perform periodic review of Broadridge through reports available on the Broadridge Proxy Edge site.

7.	Client Requests for Information

All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to CCP compliance. The CCO or designee will prepare a written response to the client with the information requested.

8.	Disclosure

●	CCP will provide required disclosures in response to Item 17 of Form ADV Part 2A summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how CCP voted client’s proxies;

●	CCP will also disclose how clients may obtain a copy of the firm’s proxy voting policies and procedures, however CCP will not disclose how proxies were voted to third-party non-clients, and;

●	CCP shall make known its proxy voting policy in its advisory agreement or along with its advisory agreement.

9.	Recordkeeping

The CCO is responsible for maintaining the following records, however CCP may rely on its third-party service provider to retain certain records:

●	proxy voting policies and procedures;

●	proxy statements (provided, however, that CCP may rely on the Securities and Exchange Commission’s EDGAR system if the issuer filed its proxy statements via EDGAR or may rely on a third party as long as the third party has provided CCP with a copy of the proxy statement promptly upon request);

●	records of electronic votes cast and abstentions; and

●	any records prepared by CCP that were material to a proxy voting decision or that memorialized a decision.

The Fund shall maintain a copy of each of the foregoing records that is related to proxy votes on behalf of the Fund by CCP. These records may be kept as part of CCP’s records.

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10.	Form N-PX – The Funds

The Funds must file Form N-PX with the Securities and Exchange Commission to report their proxy voting records for each twelve-month period, ending on June 30 of each year. The reports must be submitted not later than August 31 and are made publicly available. The CCO is responsible for ensuring that CCP maintains the information required to complete form N-PX, as listed below:

●	The name of the issuer of the portfolio security;

●	The exchange ticker symbol of the portfolio security;

●	The CUSIP number for the portfolio security;

●	The shareholder meeting date;

●	A brief identification of the matter voted on;

●	Whether the matter was proposed by the issuer or by a security holder;

●	Whether the fund cast its vote on the matter;

●	How the fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

●	Whether the fund cast its vote for or against management.

CCP’s CCO is responsible for preparing the Form N-PX and will submit the Form to the Trust upon request. The Trust’s administrator will submit the Form N-PX to the SEC on behalf of the Funds.

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Exhibit C

Nominating and Corporate Governance Committee Charter

World Funds Trust

Nominating and Corporate Governance Committee Membership

1.	The Nominating and Corporate Governance Committee of World Funds Trust (the “Trust”) shall be composed entirely of Independent Trustees.

Board Nominations and Functions

1.	The Committee shall make nominations for Trustee membership on the Board of Trustees, including the Independent Trustees. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be an “interested person” as that term is defined in the Investment Company Act of 1940, nor shall Independent Trustees have any affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.

2.	The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board of Trustees.

3.	The Committee shall periodically review the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.

4.	The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1.	The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.

2.	The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the full Board.

Other Powers and Responsibilities

1.	The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

2.	The Committee shall review this Charter at least annually and recommend any changes to the full Board of Trustees.

Adopted:             August 2, 2013

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APPENDIX A TO THE NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER

WORLD FUNDS TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I.	Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Nominating and Corporate Governance Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Nominating and Corporate Governance Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Nominating and Corporate Governance Committee has invited management to make such a recommendation.

II.	Shareholder Candidates. The Nominating and Corporate Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Nominating and Corporate Governance Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Nominating and Corporate Governance Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

III.	Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Nominating and Corporate Governance Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Nominating and Corporate Governance Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Nominating and Corporate Governance Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

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OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Certificate of Trust of World Funds Trust (formerly, Abacus World Funds Trust) (the “Registrant”) dated April 9, 2007 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(a)(2)	Certificate of Amendment dated January 7, 2008 to the Registrant’s Certificate of Trust dated April 9, 2007 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(a)(3)	Registrant’s Amended Agreement and Declaration of Trust dated April 9, 2007 and amended on June 23, 2008 and November 16, 2016 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 237 on Form N-1A filed on August 28, 2017.

(b)	Registrant’s Amended and Restated By-Laws dated November 16, 2016 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 237 on Form N-1A filed on August 28, 2017.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement between the Registrant and Union Street Partners, LLC with respect to the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 426 on Form N-1A filed on July 28, 2023.

(d)(2)	Investment Sub-Advisory Agreement between Union Street Partners, LLC and McGinn Investment Management, Inc. with respect to the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 426 on Form N-1A filed on July 28, 2023.

(d)(3)	Investment Advisory Agreement between the Registrant and Perkins Capital Management, Inc. with respect to the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 426 on Form N-1A filed on July 28, 2023.

(d)(4)	Amended and Restated Investment Advisory Agreement between the Registrant and Applied Finance Advisors, LLC with respect to the Applied Finance Dividend Fund, Applied Finance Explorer Fund and Applied Finance Select Fund (collectively, the “Applied Finance Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 429 on Form N-1A on August 28, 2023.

(d)(5)	Interim Investment Advisory Agreement between the Registrant and LDR Capital Management, LLC with respect to the LDR Real Estate Value-Opportunity Fund (formerly known as the REMS Real Estate Value-Opportunity Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 411 on Form N-1A filed on April 29, 2022.

(d)(6)	Investment Advisory Agreement between the Registrant and LDR Capital Management, LLC with respect to the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 426 on Form N-1A filed on July 28, 2023.

(d)(7)	Investment Advisory Agreement between the Registrant and Clifford Capital Partners, LLC with respect to the Clifford Capital Partners Fund, the Clifford Focused Small Cap Value Fund and the Clifford Capital International Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 420 on Form N-1A filed on January 27, 2023.

(d)(8)	Investment Advisory Agreement between the Registrant and Vest Financial LLC, with respect to the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 426 on Form N-1A filed on July 28, 2023.

(d)(9)	Management Agreement between Vest Cayman Subsidiary I and Vest Financial, LLC, with respect to the Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post-Effective No. 394 on Form N-1A filed on August 6, 2021.

(d)(10)	Interim Investment Advisory Agreement between the Registrant and MSC Capital, Ltd. with respect to the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective No. 410 on Form N-1A filed on April 29, 2022.

(d)(11)	Investment Advisory Agreement between the Registrant and OTG Asset Management, Ltd. with respect to the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective No. 428 on Form N-1A filed on July 28, 2023.

(d)(12)	Investment Advisory Agreement between the Registrant and Rule One Partners, LLC with respect to the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed March 27, 2019.

(d)(13)	Investment Advisory Agreement between the Registrant and Kanen Wealth Management, LLC with respect to the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 427 on Form N-1A filed on July 28, 2023.

(d)(14)	Investment Advisory Agreement between the Registrant and Curasset Capital Management, LLC with respect to the Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund (the “Curasset Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 426 on Form N-1A filed on July 28, 2023.

(d)(15)	Investment Advisory Agreement between the Registrant and Vest Financial, LLC with respect to the Vest US Large Cap 10% Buffer Strategies VI Fund and the Vest US Large Cap 20% Buffer Strategies VI Fund (the “Vest VI Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(d)(16)	Investment Adviser Agreement between the Registrant and Tuttle Capital Management, LLC with respect to the T-Rex 1.5X Long Spot Bitcoin Daily Target ETF, the T-Rex 1.5X Inverse Spot Bitcoin Daily Target ETF, T-Rex 1.75X Long Spot Bitcoin Daily Target ETF, the T-Rex 1.75X Inverse Spot Bitcoin Daily Target ETF, T-Rex 2X Long Spot Bitcoin Daily Target ETF and the T-Rex 2X Inverse Spot Bitcoin Daily Target ETF. (To Be Filed by Amendment).

(e)(1)	Principal Underwriter Agreement between the Registrant and Foreside Fund Services, LLC dated March 9, 2021 with respect to the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(e)(2)	First Amendment to the Principal Underwriter Agreement dated August 24, 2021 between the Registrant and Foreside Fund Services, LLC with respect to the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 401 on Form N-1A Filed on October 20, 2021.

(e)(3)	Novation Distribution Agreement dated September 30, 2021 between Registrant and Foreside Fund Services, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 404 on Form N-1A filed on January 28, 2022.

(e)(4)	First Amendment to the Novation Distribution Agreement dated December 1, 2021 between the Registrant and Foreside Fund Services, LLC with respect to certain Funds of the Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(e)(5)	Second Amendment to the Novation Distribution Agreement dated February 23, 2022 between the Registrant and Foreside Fund Services, LLC with respect to the Vest US Large Cap 10% Buffer Strategy VI Fund and the Vest US Large Cap 20% Buffer Strategy VI Fund and the Clifford Capital International Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(e)(6)	Third Amendment to the Novation Distribution Agreement dated February 28, 2022 between the Registrant and Foreside Fund Services, LLC with respect to the name changes for the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest US Large Cap 10% Buffer Strategies VI Fund and the Vest US Large Cap 20% Buffer Strategies VI Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(e)(7)	Fourth Amendment to the Novation Distribution Agreement dated March 28, 2022 between the Registrant and Foreside Fund Services, LLC with respect to the name change for the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(e)(8)	Amendment to the Distribution Agreement between Registrant and _____________ Distributor with respect to the T-Rex 1.5X Long Spot Bitcoin Daily Target ETF, the T-Rex 1.5X Inverse Spot Bitcoin Daily Target ETF, T-Rex 1.75X Long Spot Bitcoin Daily Target ETF, the T-Rex 1.75X Inverse Spot Bitcoin Daily Target ETF, T-Rex 2X Long Spot Bitcoin Daily Target ETF and the T-Rex 2X Inverse Spot Bitcoin Daily Target ETF. (To Be Filed by Amendment).

(f)	Not applicable.

(g)(1)	Custody Agreement dated July 30, 2008 between the Registrant and UMB Bank, N.A., is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(g)(2)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated July 30, 2008, between the Registrant and UMB Bank, N.A., to include the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 15, 2014.

(g)(3)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated July 30, 2008, between the Registrant and UMB Bank, N.A., to include the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 15, 2014.

(g)(4)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated August 15, 2014 between the Registrant and UMB Bank, N.A., to include the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(g)(5)	Amended Exhibit A to the Custody Agreement between the Registrant and Fifth Third Bank on behalf of certain portfolio series is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(g)(6)	Amended Appendix B and revised Appendix C to the Custody Agreement dated June 15, 2008 between the Registrant and UMB Bank, N.A., to include the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 365 on Form N-1A filed on July 29, 2020.

(g)(7)	Custodian and Transfer Agency Services Agreement between the Registrant and ___________ on behalf of the T-Rex 1.5X Long Spot Bitcoin Daily Target ETF, the T-Rex 1.5X Inverse Spot Bitcoin Daily Target ETF, T-Rex 1.75X Long Spot Bitcoin Daily Target ETF, the T-Rex 1.75X Inverse Spot Bitcoin Daily Target ETF, T-Rex 2X Long Spot Bitcoin Daily Target ETF and the T-Rex 2X Inverse Spot Bitcoin Daily Target ETF. (To Be Filed by Amendment).

(h)(1)	Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 157 on Form N-1A filed on February 23, 2016.

(h)(2)	Amendment No. 1 and Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 275 on Form N-1A filed on January 29, 2018.

(h)(3)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 190 on Form N-1A filed on July 29, 2016.

(h)(4)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(h)(5)	Amended Fund Services Agreement dated August 29, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Clifford Capital Partners Fund, Clifford Capital Focused Small Cap Value Fund and the Clifford Capital International Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(h)(6)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund, Vest US Large Cap 10% Buffer Strategies VI Fund, Vest US Large Cap 20% Buffer Strategies VI Fund (the “Vest Family of Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(h)(7)	Fund Services Agreement dated August 29, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(h)(8)	Fund Services Agreement dated June 1, 2021 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 404 on Form N-1A filed on January 28, 2022.

(h)(9)	Fund Services Agreement dated February 20, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(h)(10)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(h)(11)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 401 on Form N-1A filed on October 20, 2021.

(h)(12)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the T-Rex 1.5X Long Spot Bitcoin Daily Target ETF, the T-Rex 1.5X Inverse Spot Bitcoin Daily Target ETF, T-Rex 1.75X Long Spot Bitcoin Daily Target ETF, the T-Rex 1.75X Inverse Spot Bitcoin Daily Target ETF, T-Rex 2X Long Spot Bitcoin Daily Target ETF and the T-Rex 2X Inverse Spot Bitcoin Daily Target ETF. (To Be Filed by Amendment).

(h)(13)	Services Agreement (Fund Accounting services) between the Registrant and ____________________, on behalf of the T-Rex 1.5X Long Spot Bitcoin Daily Target ETF, the T-Rex 1.5X Inverse Spot Bitcoin Daily Target ETF, T-Rex 1.75X Long Spot Bitcoin Daily Target ETF, the T-Rex 1.75X Inverse Spot Bitcoin Daily Target ETF, T-Rex 2X Long Spot Bitcoin Daily Target ETF and the T-Rex 2X Inverse Spot Bitcoin Daily Target ETF. (To Be Filed by Amendment).

(h)(14)	Expense Limitation Agreement between the Registrant and Union Street Partners, LLC with respect to the shares of the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 419 on Form N-1A filed on January 27, 2023.

(h)(15)	Expense Limitation Agreement between the Registrant and Perkins Capital Management, Inc. with respect to shares of the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 426 on Form N-1A filed on July 28, 2023.

(h)(16)	Interim Expense Limitation Agreement between Registrant and LDR Capital Management, LLC with respect to the LDR Real Estate Value-Opportunity Fund (formerly known as the REMS Real Estate Value-Opportunity Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 411 on Form N-1A filed on April 29, 2022.

(h)(17)	Expense Limitation Agreement between the Registrant and LDR Capital Management, LLC with respect to the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(h)(18)	Amended Expense Limitation Agreement between the Registrant and Applied Finance Advisors, LLC with respect to the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 429 on Form N-1A on August 28, 2023.

(h)(19)	Expense Limitation Agreement between the Registrant and Vest Financial LLC, with respect to the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 424 on Form N-1A filed on April 28, 2023.

(h)(20)	Interim Expense Limitation Agreement between the Registrant and MSC Capital, Ltd. with respect to the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 410 on Form N-1A filed on April 29, 2022.

(h)(21)	Expense Limitation Agreement between the Registrant and OTG Asset Management, Ltd. with respect to the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 428 on Form N-1A filed on July 28, 2023.

(h)(22)	Expense Limitation Agreement between the Registrant and Rule One Partners, LLC with respect to the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 424 on Form N-1A filed April 28, 2023.

(h)(23)	Expense Limitation Agreement between the Registrant and Clifford Capital Partners, LLC with respect to the Clifford Capital Partners Fund, Clifford Capital Focused Small Cap Value Fund and Clifford Capital International Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 420 on Form N-1A filed on January 27, 2023.

(h)(24)	Expense Limitation Agreement between the Registrant and Kanen Wealth Management, LLC with respect to the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 427 on Form N-1A filed on July 28, 2023.

(h)(25)	Expense Limitation Agreement between Registrant and Curasset Capital Management, LLC with respect to the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 421 on Form N-1A filed on January 27, 2023.

(h)(26)	Expense Limitation Agreement between Registrant and Vest Financial, LLC with respect to the Vest VI Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(h)(27)	Shareholder Services Plan, dated December 21, 2016 (Schedule A amended August 29, 2019), with respect to Institutional Class Shares and Investor Class Shares to the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(h)(28)	Amended Shareholder Services Plan with respect to the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund, Institutional Class Shares, Investor Class Shares, Class A Shares and Class C Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(h)(29)	Amended Shareholder Services Plan with respect to the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(h)(30)	Shareholder Services Plan, dated February 20, 2019, with respect to the OTG Latin America Fund Class A Shares and Class C Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(h)(31)	Shareholder Services Plan with respect to the Philotimo Focused Growth and Income Fund Institutional Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(h)(32)	Shareholder Services Plan with respect to the Curasset Funds Class A, Investor Class and Institutional Class is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 401 on Form N-1A filed on October 20, 2021.

(h)(33)	Shareholder Services Plan with respect to the Vest VI Funds Class I and Class Y is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(h)(34)	Shareholder Services Plan with respect to the Clifford Capital Partners Fund, Clifford Capital Focused Small Cap Value Fund and Clifford Capital International Value Fund for the Investor and Institutional Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(i)(1)	Opinion and Consent of Legal Counsel for Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(i)(2)	Consent of Legal Counsel for Union Street Partners Value Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 434 on Form N-1A on January 26, 2024.

(i)(3)	Opinion and Consent of Legal Counsel for Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(i)(4)	Consent of Legal Counsel for Perkins Discovery Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 426 on Form N-1A filed on July 28, 2023.

(i)(5)	Consent of Legal Counsel for Applied Finance Funds was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 429 on Form N-1A on August 28, 2023.

(i)(6)	Opinion and Consent of Legal Counsel for Applied Finance Core Fund (formerly Toreador Core Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 117 on Form N-1A filed on May 8, 2015.

(i)(7)	Opinion of Legal Counsel for Applied Finance Core Fund (formerly Toreador Core Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 117 on Form N-1A filed on May 8, 2015.

(i)(8)	Opinion and Consent of Counsel regarding tax matters for the reorganization of the Applied Finance Core Fund (formerly Toreador Core Fund) from the Unified Series Trust into World Funds Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 129 on Form N-1A filed on August 6, 2015.

(i)(9)	Opinion and Consent of Legal Counsel for Applied Finance Explorer Fund (formerly Toreador Explorer Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 115 on Form N-1A filed on April 29, 2015.

(i)(10)	Opinion and Consent of Legal Counsel for Applied Finance Select Fund (formerly Toreador Select Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 183 on Form N-1A filed on June 30, 2016.

(i)(11)	Opinion and Consent of Counsel regarding tax matters for the reorganization of the Applied Finance Dividend Fund into the Applied Finance Core Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 369 on Form N-1A filed on August 28, 2020.

(i)(12)	Opinion of Legal Counsel for the Applied Finance Core Fund and Applied Finance Dividend Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 369 on Form N-1A filed on August 28, 2020.

(i)(13)	Opinion and Consent of Legal Counsel for Clifford Capital Partners Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 155 on Form N-1A filed on February 8, 2016.

(i)(14)	Consent of Legal Counsel for Clifford Capital Partners Fund, Clifford Capital Focused Small Cap Value Fund and the Clifford Capital International Value Fund. (Filed herewith)

(i)(15)	Opinion and Consent of Legal Counsel for Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(i)(16)	Opinion and Consent of Legal Counsel for Clifford Capital International Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(i)(17)	Opinion and Consent of Legal Counsel for the Vest Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 195 on Form N-1A filed on August 23, 2016.

(i)(18)	Opinion and Consent of Legal Counsel for Vest Enhanced Growth Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 203 on Form N-1A filed on December 12, 2016.

(i)(19)	Opinion and Consent of Legal Counsel for Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 394 on Form N-1A filed on August 6, 2021.

(i)(20)	Consent of Legal Counsel for the Vest Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 422 on Form N-1A filed on February 28, 2023.

(i)(21)	Opinion and Consent of Legal Counsel for Vest S&P 500® Dividend Aristocrats Target Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 230 on Form N-1A filed on July 25, 2017.

(i)(22)	Opinion and Consent of Legal Counsel for the Vest Funds with respect to the Class Y Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 285 on Form N-1A filed on February 27, 2018.

(i)(23)	Opinion and Consent of Legal Counsel for OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 328 on Form N-1A filed on February 27, 2019.

(i)(24)	Opinion and Consent of Legal Counsel for the OTG Latin America Fund with respect to the addition of Institutional Class Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(i)(25)	Consent of Legal Counsel for the OTG Latin America Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 428 on Form N-1A filed on July 28, 2023.

(i)(26)	Opinion and Consent of Legal Counsel for Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(i)(27)	Consent of Legal Counsel for the Rule One Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 423 on Form N-1A filed on April 28, 2023.

(i)(28)	Opinion and Consent of Legal Counsel for the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(i)(29)	Consent of Legal Counsel for the Philotimo Focused Growth and Income Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 427 on Form N-1A filed on July 28, 2023.

(i)(30)	Opinion and Consent of Legal Counsel for the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 385 on Form N-1A filed on April 30, 2021.

(i)(31)	Opinion and Consent of Legal Counsel for the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 401 on Form N-1A filed on October 20, 2021.

(i)(32)	Consent of Legal Counsel for the Curasset Funds was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 421 on Form N-1A filed on January 27, 2023.

(i)(33)	Opinion and Consent of Legal Counsel for the Vest VI Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 408 on Form N-1A on March 7, 2022.

(i)(34)	Consent of Legal Counsel for the Vest VI Funds was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 424 on Form N-1A filed on April 28, 2023.

(i)(35)	Consent of Legal Counsel for the LDR Real Estate Value-Opportunity Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 425 on Form N-1 filed April 28, 2023.

(i)(36)	Opinion and Consent of Legal Counsel regarding legality of securities registered with respect to the T-Rex 1.5X Long Spot Bitcoin Daily Target ETF, the T-Rex 1.5X Inverse Spot Bitcoin Daily Target ETF, T-Rex 1.75X Long Spot Bitcoin Daily Target ETF, the T-Rex 1.75X Inverse Spot Bitcoin Daily Target ETF, T-Rex 2X Long Spot Bitcoin Daily Target ETF and the T-Rex 2X Inverse Spot Bitcoin Daily Target ETF. (To Be Filed by Amendment).

(j)(1)	Consent of Independent Registered Public Accounting firm for Union Street Partners Value Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No 434 on Form N-1A filed on January 26, 2024.

(j)(2)	Consent of Independent Registered Public Accounting firm for Perkins Discovery Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 426 on Form N-1A filed on July 28, 2023.

(j)(3)	Consent of Independent Registered Public Accounting firm for the LDR Real Estate Value-Opportunity was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 425 on Form N-1A filed on April 28, 2023.

(j)(4)	Consent of Independent Registered Public Accounting firm for the Applied Finance Funds was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 429 on Form N-1A on August 28, 2023.

(j)(5)	Consent of Independent Registered Public Accounting firm for Clifford Capital Partners Fund, Clifford Capital Focused Small Cap Value Fund and the Clifford Capital International Value Fund. (Filed herewith)

(j)(6)	Consent of Independent Registered Public Accounting firm for the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund.

(j)(7)	Consent of Independent Registered Public Accounting firm for Vest VI Funds was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 424 on Form N-1A filed on April 28, 2023.

(j)(8)	Consent of Independent Registered Public Accounting firm for the OTG Latin America Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 428 on Form N-1A filed July 28, 2023.

(j)(9)	Consent of Independent Registered Public Accounting firm for Rule One Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 423 on Form N-1A filed on April 28, 2023.

(j)(10)	Consent of Independent Registered Public Accounting firm for Philotimo Focused Growth and Income Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 427 on Form N-1A filed on July 28, 2023.

(j)(11)	Consent of Independent Registered Public Accounting firm for Curasset Funds was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 421 on Form N-1A filed on January 27, 2023.

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Amended Schedule A to the Distribution Plan Pursuant to Rule 12b-1 for Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on October 31, 2014.

(m)(2)	Fixed Compensation Plan pursuant to Rule 12b-1 for Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 78 on Form N-1A filed on July 29, 2014.

(m)(3)	Distribution Plan Pursuant to Rule 12b-1, dated August 31, 2019, for the Investor Class Shares of the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(m)(4)	Distribution Plan Pursuant to Rule 12b-1 for the Platform Class Shares of the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(m)(5)	Distribution Plan Pursuant to Rule 12b-1, dated February 23, 2022, for the Clifford Capital Partners Fund, Clifford Capital Focused Small Cap Value Fund and Clifford Capital International Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(m)(6)	Amended Distribution Plan Pursuant to Rule 12b-1 for the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(m)(7)	Distribution Plan Pursuant to Rule 12b-1, dated February 20, 2019 for the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(m)(8)	Distribution Plan Pursuant to Rule 12b-1 for the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 401 on Form N-1A filed on October 20, 2021.

(m)(9)	Distribution Plan Pursuant to Rule 12b-1 for the Vest VI Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(m)(10)	Distribution Plan Pursuant to Rule 12b-1 for the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 419 on Form N-1A filed on January 27, 2023.

(n)(1)	Rule 18f-3 Multi-Class Plan for the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 275 on Form N-1A filed on January 29, 2018.

(n)(2)	Rule 18f-3 Multi-Class Plan for the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(n)(3)	Rule 18f-3 Multi-Class Plan for the Clifford Capital Partners, Clifford Capital Focused Small Cap Value Fund and Clifford Capital International Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(n)(4)	Amended Rule 18f-3 Multi-Class Plan for the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 430 on Form N-1A filed on December 28, 2023.

(n)(5)	Rule 18f-3 Multi-Class Plan for the OTG Latin America is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 416 on Form N-1A filed on August 4, 2022.

(n)(6)	Rule 18f-3 Multi-Class Plan for the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 404 on Form N-1A filed on January 28, 2022.

(n)(7)	Rule 18f-3 Multi-Class Plan for the Vest VI Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(n)(8)	Rule 18f-3 Multi-Class Plan for the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 237 on Form N-1A filed on August 28, 2017.

(p)(2)	Code of Ethics for Union Street Partners, LLC. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(p)(3)	Code of Ethics for McGinn Investment Management, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 413 on Form N-1A filed on July 29, 2022.

(p)(4)	Code of Ethics for Perkins Capital Management, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(p)(5)	Code of Ethics for LDR Capital Management, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 413 on Form N-1A filed on July 29, 2022.

(p)(6)	Code of Ethics for Applied Finance Advisors, LLC is herein incorporated by reference for the Registrant’s Post-Effective Amendment No. 422 on Form N-1A filed on February 28, 2023.

(p)(7)	Code of Ethics for MSC Capital, Ltd. Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 414 on Form N-1A filed on July 29, 2022.

(p)(8)	Code of Ethics for Clifford Capital Partners, LLC. (Filed herewith)

(p)(9)	Code of Ethics for Vest Financial LLC is herein incorporated by reference for the Registrant’s Post-Effective Amendment No. 422 on Form N-1A filed on February 28, 2023.

(p)(10)	Code of Ethics for Rule One Partners, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(p)(11)	Code of Ethics for Kanen Wealth Management, LLC is herein incorporated by reference for the Registrant’s Post-Effective Amendment No. 422 on Form N-1A filed on February 28, 2023.

(p)(12)	Code of Ethics for Curasset Capital Management, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 401 on Form N-1A filed on October 20, 2021.

(p)(13)	Code of Ethics for Tuttle Capital Management, LLC. (To Be Filed by Amendment).

(q)	Powers of Attorney are herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

Item 29. Persons Controlled By or Under Common Control With Registrant

None.

Item 30. Indemnification

See Article VIII, Section 2 of the Registrant’s Agreement and Declaration of Trust and the section titled “Indemnification of Trustees, Officers, Employees and Other Agents” in the Registrant’s By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

Item 31. Business and other Connections of the Investment Adviser

The list required by this Item 31 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers and sub-advisers, and each director, officer or partner of such investment advisers or sub-advisers, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser’s or sub-adviser’s Form ADV listed opposite such investment adviser’s or sub-adviser’s name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser / Sub-Adviser	Form ADV File No.
Union Street Partners, LLC	801-72120
McGinn Penninger Investment Management, Inc.	801-40578
Perkins Capital Management, Inc.	801-22888
LDR Capital Management, LLC	801-75986
Applied Finance Advisors, LLC	801-66461
OTG Asset Management, Ltd.	801-119113
Clifford Capital Partners, LLC	801-78911
Vest Financial LLC	801-77463
Rule One Partners, LLC	801-114860
Kanen Wealth Management, LLC	801-116998
Curasset Capital Management, LLC	801-122383
Tuttle Capital Management, LLC	801-76982

Item 32.	Principal Underwriters Item (a) Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	Absolute Shares Trust
4.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
6.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
7.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
8.	Adaptive Core ETF, Series of Collaborative Investment Series Trust
9.	AdvisorShares Trust
10.	AFA Multi-Manager Credit Fund
11.	AGF Investments Trust
12.	AIM ETF Products Trust
13.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
14.	AlphaCentric Prime Meridian Income Fund
15.	American Century ETF Trust
16.	Amplify ETF Trust
17.	Applied Finance Core Fund, Series of World Funds Trust
18.	Applied Finance Explorer Fund, Series of World Funds Trust
19.	Applied Finance Select Fund, Series of World Funds Trust
20.	ARK ETF Trust
21.	ARK Venture Fund
22.	Bitwise Funds Trust
23.	Bluestone Community Development Fund
24.	BondBloxx ETF Trust
25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
26.	Bridgeway Funds, Inc.
27.	Brinker Capital Destinations Trust
28.	Brookfield Real Assets Income Fund Inc.
29.	Build Funds Trust
30.	Calamos Convertible and High Income Fund

31.	Calamos Convertible Opportunities and Income Fund
32.	Calamos Dynamic Convertible and Income Fund
33.	Calamos ETF Trust
34.	Calamos Global Dynamic Income Fund
35.	Calamos Global Total Return Fund
36.	Calamos Strategic Total Return Fund
37.	Carlyle Tactical Private Credit Fund
38.	Center Coast Brookfield MLP & Energy Infrastructure Fund
39.	Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust
40.	Clifford Capital International Value Fund, Series of World Funds Trust
41.	Clifford Capital Partners Fund, Series of World Funds Trust
42.	Cliffwater Corporate Lending Fund
43.	Cliffwater Enhanced Lending Fund
44.	Cohen & Steers Infrastructure Fund, Inc.
45.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
46.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
47.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
48.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
49.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
50.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust
51.	Davis Fundamental ETF Trust
52.	Defiance Daily Short Digitizing the Economy ETF, Series of ETF Series Solutions
53.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
54.	Defiance Israel Bond ETF, Series of ETF Series Solutions
55.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
56.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions
57.	Defiance Pure Electric Vehicle ETF, Series of ETF Series Solutions
58.	Defiance Quantum ETF, Series of ETF Series Solutions
59.	Direxion Funds
60.	Direxion Shares ETF Trust
61.	Dividend Performers ETF, Series of Listed Funds Trust
62.	Dodge & Cox Funds
63.	DoubleLine ETF Trust
64.	DoubleLine Income Solutions Fund
65.	DoubleLine Opportunistic Credit Fund
66.	DoubleLine Yield Opportunities Fund
67.	DriveWealth ETF Trust
68.	EIP Investment Trust
69.	Ellington Income Opportunities Fund
70.	ETF Managers Trust
71.	ETF Opportunities Trust
72.	Evanston Alternative Opportunities Fund
73.	Exchange Listed Funds Trust
74.	FlexShares Trust
75.	Forum Funds
76.	Forum Funds II
77.	Forum Real Estate Income Fund
78.	Goose Hollow Enhanced Equity ETF, Series of Collaborative Investment Series Trust
79.	Goose Hollow Multi-Strategy Income ETF, Series of Collaborative Investment Series Trust
80.	Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust
81.	Grayscale Future of Finance ETF, Series of ETF Series Solutions
82.	Guinness Atkinson Funds
83.	Harbor ETF Trust
84.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
85.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
86.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
87.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
88.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
89.	IDX Funds
90.	Innovator ETFs Trust
91.	Ironwood Institutional Multi-Strategy Fund LLC

92.	Ironwood Multi-Strategy Fund LLC
93.	John Hancock Exchange-Traded Fund Trust
94.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
95.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
96.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
97.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
98.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
99.	Manor Investment Funds
100.	Milliman Variable Insurance Trust
101.	Mindful Conservative ETF, Series of Collaborative Investment Series Trust
102.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
103.	Mohr Growth ETF, Series of Collaborative Investment Series Trust
104.	Mohr Sector Nav ETF, Series of Collaborative Investment Series Trust
105.	Morgan Stanley ETF Trust
106.	Morningstar Funds Trust
107.	Mutual of America Investment Corporation
108.	NEOS ETF Trust
109.	Niagara Income Opportunities Fund
110.	North Square Investments Trust
111.	OTG Latin American Fund, Series of World Funds Trust
112.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
113.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
114.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
115.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
116.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
117.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
118.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
119.	Palmer Square Opportunistic Income Fund
120.	Partners Group Private Income Opportunities, LLC
121.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
122.	Perkins Discovery Fund, Series of World Funds Trust
123.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
124.	Plan Investment Fund, Inc.
125.	PMC Core Fixed Income Fund, Series of Trust for Professional Managers
126.	PMC Diversified Equity Fund, Series of Trust for Professional Managers
127.	Point Bridge America First ETF, Series of ETF Series Solutions
128.	Preferred-Plus ETF, Series of Listed Funds Trust
129.	Putnam ETF Trust
130.	Quaker Investment Trust
131.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
132.	Rareview Inflation/Deflation ETF, Series of Collaborative Investment Series Trust
133.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
134.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
135.	Renaissance Capital Greenwich Funds
136.	Reynolds Funds, Inc.
137.	RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust
138.	RiverNorth Patriot ETF, Series of Listed Funds Trust
139.	RMB Investors Trust
140.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
141.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
142.	Roundhill Alerian LNG ETF, Series of Listed Funds Trust
143.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
144.	Roundhill Cannabis ETF, Series of Listed Funds Trust
145.	Roundhill ETF Trust
146.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
147.	Roundhill S&P Global Luxury ETF, Series of Listed Funds Trust
148.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
149.	Roundhill Video Games ETF, Series of Listed Funds Trust
150.	Rule One Fund, Series of World Funds Trust
151.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
152.	Six Circles Trust

153.	Sound Shore Fund, Inc.
154.	SP Funds Trust
155.	Sparrow Funds
156.	Spear Alpha ETF, Series of Listed Funds Trust
157.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
158.	STF Tactical Growth ETF, Series of Listed Funds Trust
159.	Strategic Trust
160.	Strategy Shares
161.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
162.	Syntax ETF Trust
163.	Tekla World Healthcare Fund
164.	Tema ETF Trust
165.	Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust
166.	Teucrium AiLA Long-Short Agriculture Strategy ETF, Series of Listed Funds Trust
167.	Teucrium AiLA Long-Short Base Metals Strategy ETF, Series of Listed Funds Trust
168.	The 2023 ETF Series Trust
169.	The 2023 ETF Series Trust II
170.	The Community Development Fund
171.	The Finite Solar Finance Fund
172.	The Private Shares Fund
173.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
174.	Third Avenue Trust
175.	Third Avenue Variable Series Trust
176.	Tidal ETF Trust
177.	Tidal Trust II
178.	TIFF Investment Program
179.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
180.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
181.	Timothy Plan International ETF, Series of The Timothy Plan
182.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
183.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
184.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
185.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
186.	Total Fund Solution
187.	Touchstone ETF Trust
188.	TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust
189.	TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
190.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
191.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
192.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
193.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
194.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
195.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
196.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
197.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
198.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
199.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
200.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
201.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
202.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
203.	U.S. Global Investors Funds
204.	Union Street Partners Value Fund, Series of World Funds Trust
205.	Variant Alternative Income Fund
206.	Variant Impact Fund
207.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
208.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
209.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
210.	Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust
211.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
212.	Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust
213.	VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II

214.	VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II
215.	VictoryShares Corporate Bond ETF, Series of Victory Portfolios II
216.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
217.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
218.	VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
219.	VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II
220.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
221.	VictoryShares International Value Momentum ETF, Series of Victory Portfolios II
222.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
223.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
224.	VictoryShares Short-Term Bond ETF, Series of Victory Portfolios II
225.	VictoryShares THB Mid Cap ESG ETF, Series of Victory Portfolios II
226.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
227.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
228.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
229.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
230.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
231.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
232.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
233.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
234.	VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II
235.	VictoryShares US Value Momentum ETF, Series of Victory Portfolios II
236.	VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II
237.	Volatility Shares Trust
238.	West Loop Realty Fund, Series of Investment Managers Series Trust
239.	Wilshire Mutual Funds, Inc.
240.	Wilshire Variable Insurance Trust
241.	WisdomTree Digital Trust
242.	WisdomTree Trust
243.	WST Investment Trust
244.	XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Treasurer	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as transfer agent to the Funds).

b)	Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101 (records relating to its function as distributor to certain Funds of the Trust).

c)	Union Street Partners LLC, 1421 Prince Street, Suite 200, Alexandria, Virginia 22314. (records relating to its function as investment adviser to the Union Street Partners Value Fund).

d)	McGinn Penninger Investment Management, Inc., 277 South Washington Street, Alexandria, Virginia 22314 (records relating to its function as sub-adviser to the Union Street Partners Value Fund).

e)	Perkins Capital Management, Inc., 730 East Lake Street, Wayzata, Minnesota 55391-1769 (records relating to its function as investment adviser to the Perkins Discovery Fund).

f)	LDR Capital Management, LLC, 410 Park Avenue, Suite 910 New York, New York 10022 (records relating to its function as the investment adviser to LDR Real Estate Value-Opportunity Fund).

g)	Applied Finance Advisors, LLC, 17806 IH 10, Suite 300, San Antonio, Texas 78257 (records relating to its function as the investment adviser to the Applied Finance Funds).

h)	OTG Asset Management, Ltd., Montenegro #1439 Torre Infrabol Piso 6, La Paz, Bolivia (records relating to its function as the investment adviser to the OTG Latin America Fund).

i)	Clifford Capital Partners, LLC, 395 S. Main Street, #203 Alpine, Utah 84020 (records relating to its function as the investment adviser to the Clifford Capital Partners Fund, the Clifford Capital Focused Small Cap Value Fund and the Clifford Capital International Value Fund).

j)	Vest Financial LLC, 8350 Broad Street, Suite 240, McLean, Virginia 22102 (records relating to its function as the investment adviser to the Vest Family of Funds).

k)	Rule One Partners, LLC, 891 Bear Creek Road, Moreland, Georgia 30259, (records relating to its function as the investment adviser to the Rule One Fund).

l)

Kanen Wealth Management, LLC, 5850 Coral Ridge Drive, Suite 309, Coral Springs, Florida 33076 (records relating to its function as the investment adviser to the Philotimo Focused Growth and Income Fund).

m)	Curasset Capital Management, LLC, 50 Park Place, Suite 1004, Newark, New Jersey 07102 (records relating to its function as the investment adviser to the Curasset Funds).
n)	Tuttle Capital Management LLC, 155 Lockwood Road, Riverside, Connecticut 06878 (records relating to its function as adviser to T-Rex 1.5X Long Spot Bitcoin Daily Target ETF, the T-Rex 1.5X Inverse Spot Bitcoin Daily Target ETF, T-Rex 1.75X Long Spot Bitcoin Daily Target ETF, the T-Rex 1.75X Inverse Spot Bitcoin Daily Target ETF, T-Rex 2X Long Spot Bitcoin Daily Target ETF, the T-Rex 2X Inverse Spot Bitcoin Daily Target ETF).

Item 34. Management Services

There are no management-related service contracts not discussed in Parts A or B of this Form.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 435 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 26th day of January, 2024.

WORLD FUNDS TRUST

By: /s/ Karen M. Shupe

Karen M. Shupe

Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 435 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

*David J. Urban		Trustee	January 26, 2024

*Mary Lou H. Ivey		Trustee	January 26, 2024

*Theo H. Pitt, Jr.		Trustee	January 26, 2024

/s/ Karen M. Shupe		Treasurer and Principal Executive Officer	January 26, 2024

/s/ Ann T. MacDonald		Assistant Treasurer and Principal Financial Officer	January 26, 2024

*By:	/s/ Karen M. Shupe		January 26, 2024

*Attorney-in-fact pursuant to Powers of Attorney

EXHIBITS

(i)(14)	Consent of Legal Counsel for Clifford Capital Partners Fund, Clifford Capital Focused Small Cap Value Fund and the Clifford Capital International Value Fund.

(j)(5)	Consent of Independent Registered Public Accounting firm for Clifford Capital Partners Fund, Clifford Capital Focused Small Cap Value Fund and the Clifford Capital International Value Fund.

(p)(8)	Code of Ethics for Clifford Capital Partners, LLC.